UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

55 Broadway
New York, NY 10006
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: DECEMBER 31, 2012

Item 1. Reports to Stockholders

            The Annual Report to Shareholders follows

First Investors

2012 ANNUAL REPORT

TAX EXEMPT INCOME FUND

TAX EXEMPT OPPORTUNITIES FUND

SINGLE STATE TAX EXEMPT FUNDS

December 31, 2012

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

The views expressed in the portfolio manager’s letter reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 55 Broadway, New York, NY 10006, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Portfolio Manager’s Letter
FIRST INVESTORS TAX EXEMPT INCOME FUND
FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND
FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Dear Investor:

This is the annual report for the First Investors Tax Exempt Funds for the year ended December 31, 2012. The principal objective of each of the Funds is to seek a high level of interest income that is exempt from federal income tax, including the alternative minimum tax, as well as state income tax in the case of the single state Funds. One of the Funds, the Tax Exempt Opportunities Fund, has a secondary objective of seeking total return.

2012 was characterized by continued, modest economic recovery as the U.S. Gross Domestic Product grew by approximately 2% and the unemployment rate fell from 8.5% to 7.8%. Of note, the housing market bottomed with housing starts and new home sales increasing 37% and 9%, respectively. Inflation remained a non-issue as the core consumer price index (which excludes the volatile food and energy components) rose 1.9% year-over-year.

Given the modest recovery, the Federal Reserve (“the Fed”) took further measures to help spur growth. Over the course of the year, it committed both to keeping the federal funds rate at its historically low level through at least mid-2015 and to purchasing an unlimited amount of mortgage-backed securities until the unemployment rate falls to an acceptable level.

The Fed’s very accommodative monetary policy forced investors to take on additional risk in search of higher yields. This “risk-on” trade encountered several hurdles during the year, such as the European sovereign debt crisis, the U.S. Presidential election, and the “fiscal cliff.” In fact, concern about the European sovereign debt crisis triggered a flight-to-safety into the U.S. Treasury market in July that pushed long-term Treasury yields down to all-time lows. But, as each of these concerns were resolved (to some extent) over the course of the year, riskier markets increasingly gained traction.

The broad bond market returned 4.5% during the review period, according to Bank of America Merrill Lynch. Benchmark U.S. Treasury rates were little changed: the two-year U.S. Treasury note yield — which is anchored by the Fed’s commitment to keep short-term rates very low — moved only one basis point (.01%) year-over-year to 0.25%, and the 10-year Treasury note yield fell from 1.88% to 1.76%. Returns by sector varied substantially with riskier asset classes providing the best performance. Specifically, high yield and investment grade corporate bonds gained 15.6% and 10.4%, respectively, while high-quality mortgage-backed bonds and Treasury securities returned only 2.6% and 2.2%, respectively. Money market investments returned essentially 0% due to the Fed’s very accommodative monetary policy.

1

Portfolio Manager’s Letter (continued)
FIRST INVESTORS TAX EXEMPT INCOME FUND
FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND
FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

The municipal bond market returned 7.3%, according to Bank of America Merrill Lynch. Longer-term municipal bond yields declined approximately 35 basis points (0.35%) during the year, reaching historically low levels in November before rising in December. The market benefited from very favorable supply and demand dynamics and the modest rally in the U.S. Treasury market. Net supply in the municipal bond market was negative $11 billion, as $370 billion of new issue supply was outweighed by coupon payments, maturities and calls on outstanding bonds. In terms of demand, municipal bond mutual funds had net inflows of close to $50 billion. The supply-demand imbalance, and the general demand by investors for yield, contributed to the outperformance of both longer-term bonds and lower-quality bonds with 22+ year maturities and BBB-rated bonds returning 11.1% and 9.3%, respectively.

As has historically been the case with municipal bonds, the dollar volume of defaults remained modest in 2012. The continued economic recovery helped states record their tenth consecutive quarter of revenue growth. Nonetheless, many municipalities remained under financial pressure. Of particular note were bankruptcy filings by three cities in California, Moody’s downgrade of Puerto Rico’s credit rating to one level above junk, and Illinois’ ongoing pension woes.

The table below sets forth the total return performance for 2012 of each Fund on a net asset value basis (“NAV”). Total return takes into account not only dividends and capital gain distributions paid for the year, but also the change in each Fund’s NAV that occurred during the year.

	Class A	Class B
Fund	Total Return	Total Return
———	——————————	——————————
Tax Exempt Income Fund	7.23%	6.62%
Tax Exempt Opportunities Fund	8.92%	8.14%
California Tax Exempt Fund	8.53%	7.75%
Connecticut Tax Exempt Fund	6.58%	5.78%
Massachusetts Tax Exempt Fund	7.05%	6.22%
Michigan Tax Exempt Fund	7.24%	6.55%
Minnesota Tax Exempt Fund	6.63%	5.91%
New Jersey Tax Exempt Fund	6.52%	5.77%
New York Tax Exempt Fund	6.55%	5.84%
North Carolina Tax Exempt Fund	6.63%	5.84%
Ohio Tax Exempt Fund	6.32%	5.57%
Oregon Tax Exempt Fund	6.51%	5.81%
Pennsylvania Tax Exempt Fund	7.56%	6.88%
Virginia Tax Exempt Fund	5.92%	5.15%

2

The returns of the First Investors Tax Exempt Funds outperformed their benchmark, the Bank of America Merrill Lynch U.S. Municipal Master Index, after adjusting for expenses, with the exception of the Virginia Fund. The Funds’ positive performance was generally attributable to their longer durations compared to the Index. (The Funds typically invest in bonds with maturities of 15 years or longer and therefore generally have longer durations than their benchmark.) Because of the decline in longer-term interest rates (and commensurate increase in bond prices), the Funds’ longer durations resulted in higher total returns compared to the Index. The Virginia Fund had a relatively short duration which contributed to its underperformance.

The Funds also generally benefited from an underweight in bonds maturing in 1–5 years (with the notable exception of the Tax Exempt Income Fund) and, in several instances (Tax Exempt Opportunities Fund in particular), an overweight in long-term bonds. Reflecting First Investors’ relatively high-credit-quality approach to municipal bond management, the Funds’ performance was negatively impacted by a substantial underweight in BBB-rated bonds. As well, an interest rate hedge in the first half of the year, which was put in place to limit the negative impact of a potential increase in interest rates, detracted from the Funds’ returns when interest rates fell.

A number of fund-specific factors accounted for differences in returns among the Funds. Of note, the Connecticut and North Carolina Funds benefited from having several holdings pre-refunded; trading activity boosted the returns of the California and Tax Exempt Opportunities Funds; security-specific performance helped the Massachusetts and Minnesota Funds; and calls on outstanding bonds decreased the New Jersey Fund’s return.

Lastly, the Funds generally remained fully invested throughout the review period in order to provide as high a level of tax-exempt income as possible, particularly given the negligible return on cash investments.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Portfolio Manager and
Director of Fixed Income, First Investors Management Company, Inc.

January 31, 2013

3

Understanding Your Fund’s Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2012, and held for the entire six-month period ended December 31, 2012. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
TAX EXEMPT INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,032.89	$4.85
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.36	$4.82
Expense Example – Class B Shares
Actual	$1,000.00	$1,030.47	$8.42
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.84	$8.36

*	Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.65% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2012, and are based on the total value of investments.

5

Cumulative Performance Information (unaudited)
TAX EXEMPT INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Income Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Tax Exempt Income Fund (Class A shares) beginning 12/31/02 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/12) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.00%, 4.18% and 3.59%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.85%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.58%, 4.38% and 3.61%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.27%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

6

Portfolio of Investments
TAX EXEMPT INCOME FUND
December 31, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.1%
	Alabama—.8%
$ 5,000M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033	$ 5,572,650
	Alaska—.5%
3,200M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,702,848
	Arizona—2.7%
5,000M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,819,000
7,015M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	7,935,999
5,000M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
	5% 1/1/2033	5,653,100
		19,408,099
	Arkansas—.8%
5,000M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2039	5,737,850
	California—2.3%
5,000M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,427,150
5,000M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	5,655,450
5,000M	Los Angeles Community College Dist. GO 5% 8/1/2027	5,767,200
		16,849,800
	Colorado—.8%
4,815M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,495,167
	District of Columbia—1.7%
5,000M	District of Columbia GO 6% 6/1/2021	6,609,850
5,000M	District of Columbia Rev. 5.5% 8/15/2028	5,520,800
		12,130,650
	Florida—10.3%
5,000M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,768,350
5,000M	Duval County School Board COP 5.25% 7/1/2035	5,561,600
4,930M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026	5,335,000
5,500M	Florida State Board of Education GO 5.5% 6/1/2038	6,531,305
5,000M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	5,823,150
5,000M	Manatee County School Board COP 5.625% 7/1/2031	5,821,300
5,000M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
	5.375% 10/1/2028	5,755,100
5,000M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029	5,608,250
5,000M	Miami-Dade County School Board COP 5.375% 2/1/2034	5,592,300

7

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
December 31, 2012

Principal
Amount	Security	Value
	Florida (continued)
$ 5,000M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	$ 5,579,400
5,000M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025	5,872,450
5,000M	Orange County School Board COP 5.5% 8/1/2034	5,785,250
5,000M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,674,850
		74,708,305
	Georgia—6.5%
5,000M	Atlanta Airport Revenue 5.25% 1/1/2030	5,808,400
	Atlanta Water & Wastewater Revenue:
9,040M	5.5% 11/1/2019	11,320,611
5,000M	5.25% 11/1/2034	5,718,450
7,500M	Georgia State Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	8,714,250
5,000M	JPMorgan Chase Putters 8.003% 1/1/2016 (a)	6,255,100
8,740M	Metropolitan Atlanta Rapid Transit Authority Sales Tax Rev.
	6% 7/1/2013	8,988,915
		46,805,726
	Illinois—11.5%
	Chicago Board of Education Lease Certificates:
5,000M	6% 1/1/2016	5,709,100
26,000M	6% 1/1/2020	30,526,080
5,000M	Chicago O’Hare Intl. Airport Rev. 6.5% 1/1/2041	6,406,500
5,000M	Cook County Sales Tax Rev. 5% 11/15/2037	5,800,150
	Illinois Finance Auth. Revenue:
5,000M	Alexian Rmkt. 5.25% 1/1/2022	5,680,700
5,000M	Children’s Mem. Hosp. 5.25% 8/15/2033	5,571,050
7,000M	Northwestern Mem. Hosp. 5.75% 8/15/2030	8,191,610
5,000M	Metropolitan Pier & Exposition Auth. Rev. 5% 6/15/2042	5,622,850
4,000M	Regional Transportation Auth. 7.75% 6/1/2019	4,911,720
5,000M	Springfield Electric Rev. 5% 3/1/2027	5,259,850
		83,679,610
	Indiana—4.7%
10,000M	Franklin Township Multi-School Bldg. Corp. Rev. 5% 1/15/2035	11,530,300
7,540M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026	8,594,469
4,080M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
	6.125% 7/1/2029	4,278,166
8,330M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	9,407,652
		33,810,587

8

Principal
Amount	Security	Value
	Iowa—.1%
$ 595M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028	$ 604,401
	Kentucky—1.1%
5,000M	Kentucky Eco. Dev. Fin. Auth. 5.75% 12/1/2028	5,588,450
2,605M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029	2,746,113
		8,334,563
	Louisiana—.9%
10,250M	Regional Trans. Auth. Zero Coupon 12/1/2021	6,612,275
	Maine—.5%
3,230M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	3,672,316
	Massachusetts—2.6%
1,915M	Boston Water & Sewer Rev. 5.75% 11/1/2013	2,002,650
4,095M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	4,599,995
5,000M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034	5,532,150
5,185M	Massachusetts St. Wtr. Res. Auth. ROLS 8.052% 2/1/2016 (a)	6,627,156
		18,761,951
	Michigan—5.7%
5,000M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	6,261,100
5,000M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,826,400
10,000M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025	11,424,800
5,000M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2028	6,026,700
4,500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	6,062,670
5,000M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042	5,528,750
		41,130,420
	Minnesota—.5%
3,500M	Minnesota St. Office of Higher Education Rev. 5% 11/1/2029	3,950,135
	Missouri—.8%
5,000M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028	5,655,300
	Montana—.5%
3,560M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	3,921,874
	New Jersey—.8%
5,000M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
	5.625% 6/1/2030	5,674,900

9

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
December 31, 2012

Principal
Amount	Security	Value
	New Mexico—1.6%
$ 5,000M	Grant County Dept. of Health 5.25% 7/1/2031	$ 5,673,600
5,000M	University of New Mexico Univ. Rev. ROLS 8.052% 6/1/2014 (a)	5,776,700
		11,450,300
	New York—8.8%
22,000M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	29,614,420
	New York State Dorm. Auth. Revenue:
10,000M	New York University 5.75% 7/1/2027	13,189,200
5,000M	State University 5.875% 5/15/2017	5,777,400
5,000M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021	5,562,450
7,780M	Port Authority of New York & New Jersey Drivers
	7.860% 8/15/2015 (a)	9,900,050
		64,043,520
	North Carolina—.8%
5,000M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
	5.25% 1/15/2034	5,609,750
	North Dakota—.5%
1,450M	Mercer County Pollution Control Rev. 7.2% 6/30/2013	1,493,456
2,210M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	2,302,997
		3,796,453
	Ohio—3.5%
5,000M	American Mun. Pwr. Rev. 5.25% 2/15/2026	5,697,650
6,000M	Jefferson County GO 5.75% 12/1/2019	6,874,320
5,000M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,715,650
	Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
2,740M	6.125% 9/1/2028	2,885,494
4,055M	5.85% 9/1/2033	4,356,692
		25,529,806
	Pennsylvania—3.4%
5,000M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,801,850
5,000M	Penn. St. Economic Dev. Auth. Rev. 5% 3/1/2034	5,635,800
5,000M	Philadelphia GO 7.125% 7/15/2038	5,825,550
5,000M	Philadelphia Water & Wastewater Rev. 5% 1/1/2036	5,651,500
1,425M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	1,474,918
		24,389,618

10

Principal
Amount	Security	Value
	Puerto Rico—2.5%
$ 5,000M	Puerto Rico Commonwealth GO 5.25% 7/1/2024	$ 5,307,800
	Puerto Rico Sales Tax Fin. Revenue:
7,000M	5.5% 8/1/2037	7,259,070
5,000M	5.25% 8/1/2040	5,452,000
		18,018,870
	Rhode Island—1.1%
7,000M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,930,510
	South Carolina—.8%
5,000M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,969,000
	Texas—11.2%
4,505M	Austin Utilities Systems Rev. 6% 11/15/2013	4,588,523
5,000M	Dallas County Util. & Reclamation Dist. GO 5.375% 2/15/2029	5,463,750
	Harris County Toll Road Sub. Liens General Obligations:
7,000M	6.5% 8/15/2013	7,270,900
5,000M	Hitchcock Ind. School District GO 5.25% 2/15/2030	5,676,400
	Houston Utilities Systems Revenue:
5,000M	Util. Sys. Rev. 5.125% 11/15/2032	5,793,800
5,000M	Wtr. and Swr. Rev. 5% 11/15/2027	5,819,450
	Houston Water Conveyance System Certificates of Participation:
4,000M	6.25% 12/15/2013	4,154,680
6,035M	6.25% 12/15/2015	6,632,344
5,000M	JP Morgan Chase Putters 7.863% 2/1/2030 (a)	6,791,100
5,000M	Medina Valley Indpt. School District GO ROLS
	8.052% 8/15/2015 (a)	6,254,200
10,000M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028	11,011,600
5,000M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,727,100
5,000M	Waco Ind. School District GO 5.25% 8/15/2030	5,769,600
		80,953,447
	Utah—.1%
630M	Provo Electric System Rev. 10.375% 9/15/2015	721,344

11

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
December 31, 2012

Principal
Amount	Security	Value
	Washington—3.7%
	Washington State Health Care Facs. Auth. Revenue:
$ 5,000M	Catholic Health Initiatives 6.375% 10/1/2033	$ 6,056,800
7,000M	Providence Health 5.25% 10/1/2033	7,733,110
	Washington State ROLS:
5,000M	7.473% 7/1/2014 (a)	6,128,500
5,500M	7.473% 7/1/2016 (a)	7,105,010
		27,023,420
	West Virginia—.7%
4,500M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028	5,238,270
	Wisconsin—3.3%
12,000M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021	15,963,840
6,905M	Wisconsin State General Rev. 5.75% 5/1/2033	8,228,619
		24,192,459
Total Value of Municipal Bonds (cost $616,058,385)		711,086,194
	SHORT-TERM TAX EXEMPT INVESTMENTS—.5%
	Adjustable Rate Notes (b)
2,000M	District of Columbia Revenue .13%	2,000,000
1,480M	Oakland University Michigan Revenue .13%	1,480,000
Total Value of Short-Term Tax Exempt Investments (cost $3,480,000)		3,480,000
Total Value of Municipal Investments (cost $619,538,385)	98.6%	714,566,194
Other Assets, Less Liabilities	1.4	10,299,484
Net Assets	100.0%	$724,865,678

(a)	Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at December 31, 2012.
(b)	Interest rates are determined and reset periodically by the issuer and are the rates in effect at
December 31, 2012.

Summary of Abbreviations:
	COP	Certificate of Participation
	GO	General Obligation
	ROLS	Reset Option Longs

12	See notes to financial statements

Fund Expenses (unaudited)
TAX EXEMPT OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,040.39	$5.08
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.16	$5.03
Expense Example – Class B Shares
Actual	$1,000.00	$1,037.26	$8.65
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$8.57

*	Expenses are equal to the annualized expense ratio of .99% for Class A shares and 1.69% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2012, and are based on the total value of investments.

13

Cumulative Performance Information (unaudited)
TAX EXEMPT OPPORTUNITIES FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Opportunities Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Tax Exempt Opportunities Fund (Class A shares) beginning 12/31/02 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/12) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.58%, 5.40% and 4.62%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.61%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.09%, 5.61% and 4.62%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.01%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

14

Portfolio of Investments
TAX EXEMPT OPPORTUNITIES FUND
December 31, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.0%
	Alabama—1.4%
$1,000M	Alabama State University Rev. 5.25% 9/1/2034	$ 1,139,860
2,500M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	2,918,050
		4,057,910
	Alaska—1.2%
3,000M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,702,150
	Arizona—3.2%
1,250M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,489,437
5,000M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,656,450
2,000M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,503,660
		9,649,547
	California—2.1%
1,100M	Alhambra Unified Sch. District GO 5.25% 8/1/2028	1,274,944
4,375M	California State Public Works Lease Rev. 5% 9/1/2034	4,957,050
		6,231,994
	Colorado—1.9%
5,000M	Colorado Health Facs. Auth. Rev. 5.25% 2/1/2031	5,815,700
	Connecticut—.4%
1,000M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,128,960
	District of Columbia—1.9%
2,000M	District of Columbia Income Tax Secured Rev. 5% 12/1/2035	2,354,940
3,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2029	3,434,010
		5,788,950
	Florida—6.8%
	Broward County Sch. Brd. Certificates of Participation:
1,000M	5.125% 7/1/2026	1,124,960
1,000M	5.25% 7/1/2027	1,127,260
2,000M	Florida State Govt. Utility Auth. Rev. 5% 10/1/2033	2,252,060
5,000M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028	5,724,500
3,535M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	4,203,751
5,000M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,814,750

		20,247,281

15

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
December 31, 2012

Principal
Amount	Security	Value
	Georgia—7.0%
$5,000M	Atlanta Airport Rev. 5.25% 1/1/2030	$ 5,804,550
3,400M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034	4,169,828
2,500M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,911,475
1,500M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,731,795
1,000M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021	1,009,310
2,500M	Georgia St. Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	2,904,750
2,000M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,324,400
		20,856,108
	Hawaii—1.8%
2,500M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,931,125
2,000M	Honolulu City & Cnty. Wastewater Sys. Rev. 5% 7/1/2037	2,324,040
		5,255,165
	Illinois—5.4%
	Chicago O’Hare Intl. Airport Revenue:
5,000M	5% 1/1/2027	5,635,450
5,000M	6.5% 1/1/2041	6,406,500
2,500M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,874,875
1,000M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,379,260
		16,296,085
	Indiana—.9%
	Tri-Creek Middle School Bldg. Corp. Revenue:
1,500M	5.25% 7/15/2028	1,686,090
1,000M	5.25% 7/15/2029	1,119,170
		2,805,260
	Louisiana—3.1%
1,500M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025	1,829,205
3,000M	Louisiana State GO 5% 9/1/2028	3,625,770
1,000M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,195,430
2,310M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029	2,672,901
		9,323,306

16

Principal
Amount	Security	Value
	Massachusetts—4.1%
$1,500M	Massachusetts State GO 5.25% 8/1/2022	$ 1,946,730
8,900M	Massachusettes State Sch. Bldg. Auth. Sales Tax
	Rev. 5% 10/15/2035	10,359,244
		12,305,974
	Michigan—4.9%
5,000M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,933,800
1,900M	Michigan Mun. Bd. Auth. Rev. 5% 5/1/2023	1,940,660
1,000M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,156,390
5,000M	Wayne Cnty. Airport Auth. Rev. 5% 12/1/2042	5,528,750
		14,559,600
	Minnesota —.9%
2,250M	Rochester Health Care Facs. Rev. 4.5% 11/15/2021 (a)	2,751,840
	Mississippi—2.6%
	Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660M	5.375% 7/1/2029	3,055,116
2,000M	5.625% 7/1/2039	2,281,960
2,000M	Mississippi State Cap. Impt. Projs. GO 5% 10/1/2036	2,306,560
		7,643,636
	Missouri—.4%
1,000M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,097,740
	Nebraska—1.3%
3,880M	Nebraska Investment Fin. Auth. Single-Family Hsg.
	Rev. 5.7% 9/1/2031	3,966,602
	Nevada—.8%
2,000M	Las Vegas Wtr. Dist. GO 5% 6/1/2037	2,300,300
	New Jersey—3.4%
	New Jersey State Trans. Trust Fd. Auth. Trans. Sys. Revenue:
4,000M	5.5% 12/15/2038	4,611,120
5,000M	5% 6/15/2042	5,601,400
		10,212,520

17

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
December 31, 2012

Principal
Amount	Security	Value
	New York—2.7%
$4,050M	Nassau County GO 5% 4/1/2031	$ 4,639,518
3,000M	New York City Transitional Fin. Auth. Rev. 5% 2/1/2037	3,467,430
		8,106,948
	North Carolina—1.1%
3,000M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,452,610
	Ohio—3.6%
2,000M	American Mun. Pwr. Rev. 5% 2/15/2024	2,272,420
1,000M	Hamilton Cnty. Sales Tax 5% 12/1/2032	1,094,900
1,135M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,328,041
5,000M	University of Cincinnati 5% 6/1/2028	5,973,600
		10,668,961
	Pennsylvania—7.2%
5,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	5,907,750
2,500M	Beaver County GO 5.55% 11/15/2031	2,848,625
1,500M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025	1,791,795
	State Pub. Sch. Bldg. Auth. Revenue:
1,000M	5.25% 6/1/2013 (b)	1,020,620
4,730M	5% 2/15/2032	5,316,993
	West Mifflin Area School Dist. General Obligations:
2,910M	5.375% 4/1/2027	3,390,121
1,000M	5.375% 4/1/2028	1,155,660
		21,431,564
	Puerto Rico—2.3%
1,500M	Puerto Rico Commonwealth GO 5.25% 7/1/2024	1,592,340
5,000M	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. 5.5% 8/1/2037	5,185,050
		6,777,390
	Rhode Island—2.3%
	Rhode Island Hlth. & Edl. Bldg. Corporation:
	Pub. Schs. Fing. Program:
3,250M	5.25% 5/15/2029	3,710,623
1,600M	5% 5/15/2034	1,688,688
1,415M	University of Rhode Island 5.25% 9/15/2029	1,630,688
		7,029,999

18

Principal
Amount	Security	Value
	South Carolina—2.7%
	South Carolina State Pub. Svc. Auth. Revenue:
$2,000M	5% 1/1/2033	$ 2,315,580
5,000M	5% 12/1/2036	5,699,500
		8,015,080
	South Dakota—.6%
1,500M	South Dakota State Hlth. & Edl. Fac. Auth. Rev.
	5.125% 8/1/2028	1,703,805
	Texas—16.0%
	Dallas-Fort Worth International Airport Revenue:
5,000M	5% 11/1/2035	5,617,150
3,000M	5% 11/1/2045	3,354,960
5,000M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,636,400
	Houston Utility System Revenue:
5,000M	5.25% 11/15/2031	5,990,750
4,000M	5% 11/15/2033	4,681,840
	North Texas Tollway Auth. Revenue:
3,000M	5% 9/1/2031	3,521,040
5,000M	5% 1/1/2038	5,532,050
1,250M	Parker County GO 5% 2/15/2029	1,404,825
3,500M	Socorro Independent School Dist. GO 5% 8/15/2033	4,134,620
5,000M	Texas State Trans. Comm. Turnpike Sys. Rev. 5% 8/15/2041	5,439,600
2,100M	Whitney Independent School Dist. 5% 8/15/2037	2,409,309
		47,722,544
	Utah—.5%
1,300M	Utah Infrastructure Agy. Telecommunications & Franchise Tax Rev.
	5.5% 10/15/2030	1,551,056
	Virginia—1.7%
4,315M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 1/1/2034	5,019,726

19

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
December 31, 2012

Principal
Amount	Security		Value
	Washington—2.8%
$2,500M	Washington State GO 5% 8/1/2033		$ 2,928,450
5,000M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,523,650
			8,452,100
Total Value of Municipal Bonds (cost $268,675,111)		99.0%	295,928,411
Other Assets, Less Liabilities		1.0	3,075,499
Net Assets		100.0%	$299,003,910

(a)	Municipal Bonds which have a mandatory put by the issuer are shown maturing at the put date.
(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:
	COP	Certificate of Participation
	GO	General Obligation

20	See notes to financial statements

Fund Expenses (unaudited)
CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,037.14	$5.12
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.11	$5.08
Expense Example – Class B Shares
Actual	$1,000.00	$1,033.02	$8.69
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.59	$8.62

*	Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.70% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2012, and are based on the total value of investments.

21

Cumulative Performance Information (unaudited)
CALIFORNIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) beginning 12/31/02 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/12) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.28%, 4.39% and 3.85%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.56%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.70%, 4.55% and 3.84%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been .96%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

22

Portfolio of Investments
CALIFORNIA TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—96.9%
	Airport—7.2%
$1,000M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$ 1,159,610
1,000M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,150,770
1,000M	San Francisco City & County Airport Rev. 5.25% 5/1/2025	1,170,060
		3,480,440
	Education—13.2%
	California Educational Facs. Auth. Rev:
500M	Claremont McKenna College 5% 1/1/2042	573,045
500M	Claremont Univ. Consortium 5% 10/1/2033	580,985
500M	Harvey Mudd College 5.25% 12/1/2031	587,645
500M	Pepperdine University 5% 9/1/2033	589,095
1,000M	California State Public Works Brd. Lease Rev. 5% 9/1/2034	1,133,040
1,000M	California State University Rev. 5% 11/1/2037	1,143,720
1,500M	University of California 5% 5/1/2037	1,733,520
		6,341,050
	Electric—7.4%
500M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	577,920
1,000M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031	1,230,040
500M	Modesto Irrigation District Elec. Rev. 5% 7/1/2032	584,835
1,000M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,165,840
		3,558,635
	General Obligation—22.7%
1,000M	Alhambra Unified School District 5.25% 8/1/2028	1,159,040
1,000M	Centinela Valley Union School District 5% 8/1/2031	1,143,420
1,000M	Chico Unified School District 5% 8/1/2026	1,165,950
1,000M	College of the Sequoias 5.25% 8/1/2029	1,131,890
1,000M	Corona-Norco Unified School District 5.125% 8/1/2029	1,153,720
650M	Jefferson Unified High Sch. District 6.25% 2/1/2016	733,252
1,000M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,165,900
750M	Natomas Unified School District 5.95% 9/1/2021	858,128
1,000M	San Bernardino Cmnty. College District 6.5% 8/1/2028	1,226,210
1,000M	West Contra Costa Unified School District 5.25% 8/1/2032	1,175,330
		10,912,840

23

Portfolio of Investments (continued)
CALIFORNIA TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	Health Care—13.0%
	California Health Facs. Fin. Auth. Revenue:
$1,000M	Children’s Hospital Los Angeles 5.125% 7/1/2031	$ 1,085,430
1,000M	Providence Health Services 6.5% 10/1/2033	1,199,010
500M	Scripps Health 5% 11/15/2036	548,800
500M	Stanford Hospital 5.25% 11/15/2031	585,030
	California Statewide Communities Dev. Auth. Revenue:
1,000M	St. Joseph’s 5.125% 7/1/2024	1,131,090
500M	Sutter Health 5.5% 8/15/2026	602,690
1,000M	Trinity Health 5% 12/1/2041	1,123,380
		6,275,430
	Lease—5.2%
	California State Public Works Lease Revenue:
500M	5% 12/1/2029	564,975
1,000M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,146,060
700M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015	775,915
		2,486,950
	Other Tax—13.4%
755M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	798,911
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040	1,090,400
1,000M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2032	1,130,310
	Sacramento Area Flood Control Agency:
500M	5.5% 10/1/2028	587,020
500M	5% 10/1/2037	557,295
1,000M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028	1,236,610
1,000M	West Contra Costa Healthcare 5.375% 7/1/2024	1,035,480
		6,436,026
	State General Obligation—2.4%
1,000M	California State Various Purpose 5% 9/1/2036	1,140,120

24

Principal
Amount	Security		Value
	Water/Sewer—12.4%
$ 750M	Bakersfield Wastewater Rev. 5% 9/15/2028		$ 828,337
1,000M	El Dorado Irrigation District 6.25% 8/1/2029		1,077,250
1,000M	Los Angeles Wastewater System Rev. 5% 6/1/2027		1,173,070
500M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029		586,840
1,000M	Mojave Water Agency 5.5% 6/1/2029		1,161,050
1,000M	San Francisco City & Cnty. Pub. Util. Commission
	5% 11/1/2035		1,158,630
			5,985,177
Total Value of Municipal Bonds (cost $41,997,220)		96.9%	46,616,668
Other Assets, Less Liabilities		3.1	1,472,964
Net Assets	100.0%		$48,089,632

See notes to financial statements	25

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,031.81	$5.11
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.11	$5.08
Expense Example – Class B Shares
Actual	$1,000.00	$1,027.59	$8.66
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.59	$8.62

*	Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.70% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2012, and are based on the total value of investments.

26

Cumulative Performance Information (unaudited)
CONNECTICUT TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) beginning 12/31/02 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/12) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been .39%, 4.13% and 3.68%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.28%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.73%, 4.30% and 3.67%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been .65%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

27

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.9%
	Appropriation—14.9%
$1,000M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
	5.75% 6/15/2034	$ 1,159,520
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Child Care Facilities Program 6% 7/1/2038	1,147,520
1,000M	State Supported Child Care 5% 7/1/2028	1,147,860
1,750M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	2,002,858
		5,457,758
	Education—22.3%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
320M	Connecticut College 5% 7/1/2032	372,707
1,000M	Loomis Chafee School 5% 7/1/2030	1,100,440
1,000M	Quinnipiac University 5.75% 7/1/2033	1,154,640
1,000M	Salisbury School 5% 7/1/2028	1,132,170
1,000M	Trinity College 5% 7/1/2019	1,060,640
1,000M	Wesleyan University 5% 7/1/2035	1,136,670
1,000M	Westminster School 5% 7/1/2037	1,103,270
	University of Connecticut:
1,000M	University Rev. 4.75% 2/15/2029	1,141,900
		8,202,437
	Electric—4.9%
	Connecticut St. Transmission Muni. Elec. Energy Revenue:
545M	5% 1/1/2031	635,792
500M	5% 1/1/2032	581,145
500M	5% 1/1/2042	566,760
		1,783,697
	General Obligation—10.8%
1,000M	Bridgeport 5% 12/1/2023	1,127,550
1,000M	Hartford 5% 4/1/2031	1,152,660
1,500M	New Haven 5% 3/1/2026	1,699,455
		3,979,665
	Health Care—11.6%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500M	Lawrence & Memorial Hospital 5% 7/1/2031	554,150
	Middlesex Hospital:
350M	5% 7/1/2026	392,962
460M	5% 7/1/2027	515,200

28

Principal
Amount	Security	Value
	Health Care (continued)
$ 500M	Stamford Hospital 5% 7/1/2030	$ 552,745
1,000M	William W. Backus Hospital 5% 7/1/2025	1,114,390
	Yale-New Haven Hospital:
500M	5% 7/1/2026	548,420
500M	5.25% 7/1/2030	582,535
		4,260,402
	Lease—1.4%
500M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028	521,225
	Other Tax—12.9%
	Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000M	5% 11/1/2025	1,173,940
1,000M	5% 8/1/2027	1,133,840
	Puerto Rico Sales Tax Fing. Revenue:
1,250M	5.75% 8/1/2037	1,323,163
1,000M	5.25% 8/1/2040	1,090,400
		4,721,343
	Pre-Refunded/Escrowed-to-Maturity—11.0%
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Children’s Medical Center 5% 7/1/2014 (a)	1,064,280
1,000M	Renbrook School 5% 7/1/2017 (a)	1,182,600
1,050M	South Windsor 5% 2/15/2016 (a)	1,194,721
580M	Stratford 5% 12/15/2013 (a)	606,274
		4,047,875
	State General Obligation—3.2%
1,000M	Connecticut 5% 9/15/2032	1,192,830
	Water/Sewer—5.9%
1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2025	1,020,460
1,000M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029	1,145,330
		2,165,790
Total Value of Municipal Bonds (cost $32,844,867)	98.9%	36,333,022
Other Assets, Less Liabilities	1.1	388,095
Net Assets	100.0%	$36,721,117

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	29

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,031.65	$5.21
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.01	$5.18
Expense Example – Class B Shares
Actual	$1,000.00	$1,026.84	$8.76
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.49	$8.72

*	Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2012, and are based on the total value of investments.

30

Cumulative Performance Information (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) beginning 12/31/02 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/12) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been .82%, 4.19% and 3.57%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.56%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.17%, 4.35% and 3.57%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been .95%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

31

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—94.5%
	Airport—1.2%
$ 250M	Mass State Port Auth. Rev. 5% 7/1/2031	$ 297,093
	Education—27.7%
780M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028	908,294
1,000M	Massachusetts State College Building Auth. 5% 5/1/2035	1,136,020
	Massachusetts State Dev. Fin. Agy. Revenue:
750M	Boston University 5.6% 10/1/2035	857,625
1,000M	Lesley University 5.25% 7/1/2033	1,151,910
750M	Northeastern University 5% 10/1/2031	876,990
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Berklee College of Music 5% 10/1/2037	1,110,380
1,000M	Harvard University 5.5% 11/15/2036	1,195,740
		7,236,959
	General Obligation—7.3%
500M	Quincy 5% 12/1/2028	591,040
1,000M	Revere Mun. Purpose Loan 5% 4/1/2033	1,110,460
215M	Worcester 5.5% 8/15/2017	215,742
		1,917,242
	Health Care—8.2%
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Caregroup 5.375% 2/1/2027	1,143,610
1,000M	Harvard Pilgrim Health Care 5.25% 7/1/2013	1,003,920
		2,147,530
	Housing—7.5%
	Massachusetts State Hsg. Fin. Agy. Revenue:
1,000M	Multi-Family Housing 5.25% 12/1/2035	1,088,200
830M	Single Family Housing 5.35% 12/1/2033	877,352
		1,965,552
	Other Revenue—4.5%
1,000M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028	1,176,310

32

Principal
Amount	Security	Value
	Other Tax—19.6%
$1,000M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025	$ 1,217,820
500M	Massachusetts State School Building Auth. 5% 10/15/2035	581,980
	Puerto Rico Sales Tax Fing. Revenue:
1,000M	6.5% 8/1/2035	1,130,330
2,000M	5.25% 8/1/2040	2,180,800
		5,110,930
	Pre-Refunded/Escrowed-to-Maturity—2.2%
550M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014	578,501
	State General Obligation—5.3%
1,000M	Massachusetts State 5.5% 8/1/2030	1,387,310
	Water/Sewer—11.0%
190M	Boston Water & Sewer Comm. Rev. 5.75% 11/2/2013	198,696
1,200M	Massachusetts State Water Res. Auth. 5% 8/1/2031	1,448,556
1,000M	Springfield Water & Sewer Comm. Rev. 5.75% 10/15/2025	1,229,300
		2,876,552
Total Value of Municipal Bonds (cost $21,977,172)	94.5%	24,693,979
Other Assets, Less Liabilities	5.5	1,445,601
Net Assets	100.0%	$26,139,580

See notes to financial statements	33

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,034.54	$5.27
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.96	$5.23
Expense Example – Class B Shares
Actual	$1,000.00	$1,031.24	$8.83
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.44	$8.77

*	Expenses are equal to the annualized expense ratio of 1.03% for Class A shares and 1.73% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2012, and are based on the total value of investments.

34

Cumulative Performance Information (unaudited)
MICHIGAN TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) beginning 12/31/02 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/12) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.02%, 4.32% and 3.65%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.39%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.50%, 4.51% and 3.64%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been .78%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

35

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—97.2%
	Education—4.7%
$1,000M	Ferris State University Revenue 5% 10/1/2028	$ 1,112,400
	Electric—7.6%
500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	673,630
1,000M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,128,830
		1,802,460
	General Obligation—26.5%
1,000M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,130,940
1,000M	Goodrich Area School District 5.5% 5/1/2032	1,179,450
1,000M	Montrose Township School District 6.2% 5/1/2017	1,210,590
500M	Northview Public School District 5% 5/1/2041	560,300
1,000M	Troy City School District 5% 5/1/2026	1,101,520
1,000M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,092,390
		6,275,190
	Health Care—9.9%
1,000M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,138,450
1,000M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2028	1,205,340
		2,343,790
	Housing—4.7%
1,000M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028	1,109,890
	Lease—5.0%
1,000M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,193,350
	Other Tax—12.0%
500M	Detroit Distributable State Aid 5% 11/1/2030	556,955
1,000M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,195,840
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040	1,090,400
		2,843,195
	State General Obligation—4.9%
1,000M	Michigan State 5% 11/1/2022	1,170,680

36

Principal
Amount	Security		Value
	Water/Sewer—21.9%
$1,000M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		$ 1,252,220
	Detroit Water Supply System Revenue:
1,000M	6.5% 7/1/2015		1,092,890
1,000M	5.5% 7/1/2027		1,132,660
1,000M	Grand Rapids Water Supply 5% 1/1/2029		1,154,450
500M	Saginaw Water Supply Sys. Rev. 5% 7/1/2031		560,490
			5,192,710
Total Value of Municipal Bonds (cost $20,140,222)		97.2%	23,043,665
Other Assets, Less Liabilities		2.8	668,305
Net Assets		100.0%	$23,711,970

See notes to financial statements	37

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,030.58	$5.21
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.01	$5.18
Expense Example – Class B Shares
Actual	$1,000.00	$1,026.70	$8.76
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.49	$8.72

*	Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2012, and are based on the total value of investments.

38

Cumulative Performance Information (unaudited)
MINNESOTA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) beginning 12/31/02 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/12) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been .47%, 4.27% and 3.67%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.17%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.86%, 4.46% and 3.66%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been .55%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

39

Portfolio of Investments
MINNESOTA TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.6%
	Airport—3.4%
	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue:
$ 500M	5% 1/1/2026	$ 562,615
250M	5% 1/1/2031	289,287
		851,902
	Appropriation—1.2%
250M	University of Minnesota Special Purpose Rev. 5% 8/1/2030	296,628
	Education—15.3%
750M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	889,710
	Minnesota State Higher Ed. Facs. Auth. Revenue:
500M	Carleton College 5% 1/1/2028	570,905
250M	Gustavus Adolfus College 5% 10/1/2031	286,000
500M	Macalester College 5% 6/1/2035	578,090
250M	University of St. Thomas 5.25% 4/1/2039	277,015
500M	Minnesota State Office of Higher Ed. Rev. 5% 11/1/2029	564,305
	University of Minnesota:
250M	5% 12/1/2030	302,450
250M	5.25% 12/1/2030	304,408
		3,772,883
	Electric—9.3%
250M	Central Minnesota Municipal Pwr. Agy. Rev. 5% 1/1/2042	280,688
250M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035	282,810
	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500M	5% 1/1/2021	579,420
500M	5% 1/1/2026	574,500
500M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev.
	5.25% 1/1/2030	568,260
		2,285,678
	General Obligation—27.8%
500M	Bemidji 5% 2/1/2028	588,760
500M	Crow Wing County Jail 5% 2/1/2021	538,875
500M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	567,520
700M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	814,695
500M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	579,420
500M	Hennepin County 5% 12/1/2025	573,820

40

Principal
Amount	Security	Value
	General Obligation (continued)
$ 750M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	$ 860,603
625M	Minneapolis Special School District #1, 5% 2/1/2020	627,200
500M	New Brighton 5% 2/1/2032	556,365
500M	Scott County 5% 12/1/2023	578,145
500M	St. Louis County 5% 12/1/2023	578,145
		6,863,548
	Health Care—18.2%
	Minneapolis Health Care Sys. Revenue:
500M	5.5% 5/15/2017	506,525
500M	6.5% 11/15/2038	611,180
500M	Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev.
	5% 8/15/2034	552,065
750M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care
	5% 2/15/2030	833,580
250M	Rochester Health Care Facs. Rev. 4.5% 11/15/2021 (a)	305,760
	St. Cloud Health Care Revenue:
250M	5.125% 5/1/2030	278,372
500M	5.375% 5/1/2031	561,420
750M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	843,262
		4,492,164
	Housing—6.6%
	Minnesota State Housing Finance Agency:
190M	Multi-Family Hsg. 5.05% 7/1/2034	205,086
	Rental Hsg. Revenue:
250M	5% 8/1/2030	277,593
300M	5.05% 8/1/2031	335,625
370M	Single-Family Hsg. Rev. 5.9% 7/1/2028	395,900
400M	Minnetonka Multi-Family Housing Rev. 5.9% 10/20/2019	401,016
		1,615,220
	Lease—5.0%
600M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	660,108
250M	Minnesota State Housing Finance Agency
	(Nonprofit Hsg. Rev.) 5% 8/1/2031	287,072
250M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029	284,967
		1,232,147

41

Portfolio of Investments (continued)
MINNESOTA TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security		Value
	Other Tax—6.3%
$ 300M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		$ 370,269
1,000M	Minnesota State 911 Rev. 5% 6/1/2024		1,170,180
			1,540,449
	Pre-Refunded/Escrowed-to-Maturity—2.0%
400M	University of Minnesota 5.75% 7/1/2017		482,716
	State General Obligation—3.5%
500M	Minnesota State 5% 6/1/2022		585,090
250M	Minnesota State Highway 5% 8/1/2026		285,918
			871,008
Total Value of Municipal Bonds (cost $21,584,971)		98.6%	24,304,343
Other Assets, Less Liabilities		1.4	353,230
Net Assets		100.0%	$24,657,573

(a)	Municipal Bonds which have a mandatory put by the issuer are shown maturing at the put date.

42	See notes to financial statements

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,026.59	$4.99
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.21	$4.98
Expense Example – Class B Shares
Actual	$1,000.00	$1,022.58	$8.54
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.69	$8.52

*	Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.68% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2012, and are based on the total value of investments.

43

Cumulative Performance Information (unaudited)
NEW JERSEY TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) beginning 12/31/02 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/12) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been .38%, 4.41% and 3.70%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.73%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.72%, 4.60% and 3.70%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.14%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

44

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.0%
	Appropriation—12.5%
$1,000M	Garden St. Preservation Tr. Open Space & Farmland
	5.75% 11/1/2028	$ 1,353,640
1,000M	New Jersey Economic Dev. Auth. Rev. 5.5% 12/15/2029	1,167,750
	New Jersey State Health Care Facs. Fing. Authority Rev.
	Hospital Asset Transformation Program:
1,000M	5% 10/1/2028	1,102,920
1,000M	5.75% 10/1/2031	1,171,860
	New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000M	5.5% 12/15/2020	1,255,560
1,000M	5.5% 12/15/2038	1,152,780
		7,204,510
	Education—11.8%
	New Jersey Educational Facilities Auth. Revenue:
1,000M	College of New Jersey 5% 7/1/2035	1,109,330
1,000M	New Jersey City Univ. 5% 7/1/2028	1,103,640
1,000M	Princeton University 5% 7/1/2034	1,215,650
	Rowan University:
1,000M	5% 7/1/2025	1,120,630
1,000M	5% 7/1/2026	1,116,550
1,000M	New Jersey State Higher Education Assistance Auth. Loan Rev.
	5.625% 6/1/2030	1,134,980
		6,800,780
	General Obligation—19.8%
1,750M	Atlantic City Board of Education 6.1% 12/1/2015	1,972,128
1,000M	Bayonne 5.25% 7/1/2027	1,146,280
1,000M	Cumberland County Impt. Auth. Rev. Solid Waste Sys.
	5.125% 1/1/2025	1,130,040
1,000M	Elizabeth 5.25% 4/15/2027	1,178,860
1,000M	Essex County Impt. Authority Rev. 5.5% 10/1/2027	1,320,810
1,000M	Hudson County Impt. Authority Pkg. Rev. 5.125% 1/1/2034	1,128,480
1,000M	Jersey City 5% 1/15/2026	1,132,360
1,000M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025	1,155,910
1,000M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	1,204,860
		11,369,728

45

Portfolio of Investments (continued)
NEW JERSEY TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	Health Care—5.8%
	New Jersey State Health Care Facs. Fing. Authority Revenue:
$2,000M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031	$ 2,186,600
1,000M	Virtua Health 5.5% 7/1/2038	1,116,300
		3,302,900
	Housing—9.1%
	New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
1,685M	Mtg. Rev. 6.375% 10/1/2028	1,819,800
895M	Multi-Family Hsg. 6.05% 11/1/2017	911,155
2,000M	Newark Hsg. Auth. Rev.(South Ward Police Facility)
	6.75% 12/1/2038	2,510,740
		5,241,695
	Industrial Development Revenue/Pollution Control
	Revenue—3.8%
1,665M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,192,139
	Lease—8.1%
1,000M	Hudson County Impt. Authority Lease Rev. 5.375% 10/1/2024	1,248,870
	New Jersey State Equip. Lease Purchase Revenue:
1,000M	5.25% 6/15/2027	1,136,550
1,000M	5.25% 6/15/2028	1,131,460
1,000M	New Jersey State Trans. Trust Fund Auth. 5% 6/15/2042	1,120,280
		4,637,160
	Other Tax—9.0%
990M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027	1,172,516
	Puerto Rico Sales Tax Fing. Revenue:
500M	6.5% 8/1/2035	565,165
1,000M	5.75% 8/1/2037	1,058,530
2,175M	5.25% 8/1/2040	2,371,620
		5,167,831
	Pre-Refunded/Escrowed-to-Maturity—7.3%
1,790M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016	2,021,107
1,000M	Cape May County Bridge Commission 5% 6/1/2015 (a)	1,109,190
1,030M	New Jersey State Health Care Facs. Fing. Authority Rev.
	(General Hospital Center at Passaic) 6% 7/1/2014	1,084,229
		4,214,526

46

Principal
Amount	Security		Value
	State General Obligation—1.8%
$1,000M	Puerto Rico Commonwealth 6% 7/1/2028		$ 1,041,480
	Toll & Turnpike—6.0%
	New Jersey St. Turnpike Auth. Revenue:
1,000M	5% 1/1/2031		1,136,590
1,000M	5% 1/1/2035		1,151,190
1,000M	South Jersey Trans. Auth. 5% 11/1/2029		1,159,480
			3,447,260
	Transportation—2.0%
1,000M	Port Authority of New York & New Jersey 5% 10/15/2031		1,160,930
	Water/Sewer—2.0%
1,000M	North Hudson Sewerage Auth. Rev. 5% 6/1/2042		1,143,140
Total Value of Municipal Bonds (cost $50,450,815)		99.0%	56,924,079
Other Assets, Less Liabilities		1.0	557,843
Net Assets		100.0%	$57,481,922

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	47

Fund Expenses (unaudited)
NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,027.99	$4.84
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.36	$4.82
Expense Example – Class B Shares
Actual	$1,000.00	$1,024.57	$8.40
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.84	$8.36

*	Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.65% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2012, and are based on the total value of investments.

48

Cumulative Performance Information (unaudited)
NEW YORK TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) beginning 12/31/02 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/12) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been .40%, 4.17% and 3.58%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.55%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.79%, 4.35% and 3.59%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been .95%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

49

Portfolio of Investments
NEW YORK TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.4%
	Appropriation—9.1%
$2,000M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047	$ 2,376,640
1,000M	New York City Hsg. Dev. Corp. Rev.
	(Cap. Funding Prog.) 5% 7/1/2025	1,084,790
	New York State Dormitory Authority Revenue:
	City University:
955M	5.75% 7/1/2013	980,566
3,000M	6% 7/1/2020	3,749,400
1,000M	Mental Health Services 5% 2/15/2033	1,128,940
1,460M	Special Act School Districts Program 6% 7/1/2013	1,466,293
1,500M	State University 5.25% 5/15/2021	1,881,945
2,600M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	3,040,310
		15,708,884
	Education—14.6%
500M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	574,545
1,500M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
	5% 5/1/2030	1,647,915
	New York State Dormitory Authority Revenue:
2,350M	Colgate University 6% 7/1/2021	2,911,909
1,000M	Culinary Institute 5% 7/1/2042	1,077,980
1,000M	Fordham University 5% 7/1/2028	1,168,270
	New York University:
1,610M	6% 7/1/2018	2,020,131
2,000M	5% 7/1/2037	2,316,880
1,200M	Pratt Institute 5% 7/1/2034	1,323,264
500M	Skidmore College 5% 7/1/2027	583,310
1,000M	St. Johns University 5% 7/1/2024	1,167,990
3,000M	State University Dormitory Facilities 5% 7/1/2037	3,510,360
3,500M	The New School 5.5% 7/1/2043	3,996,650
2,615M	Tompkins Cnty. Indl. Dev. Agy. Rev. 5% 7/1/2037	3,006,518
		25,305,722
	Electric—5.4%
	Long Island Power Auth. Elec. Revenue:
5,000M	5.5% 5/1/2033	5,914,500
1,000M	5% 9/1/2037	1,135,690
2,000M	5% 9/1/2042	2,273,140
		9,323,330

50

Principal
Amount	Security	Value
	General Obligation—18.2%
$5,000M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026	$ 5,841,450
	Johnson City New York Central Sch. District:
400M	5% 6/15/2024	477,312
575M	5% 6/15/2025	686,349
550M	5% 6/15/2026	654,736
1,000M	Monroe County 5% 6/1/2029	1,131,190
4,715M	Nassau County 5% 10/1/2029	5,347,234
435M	New York City 5.75% 8/1/2018	440,833
	New York State Dormitory Authority Revenue:
5,520M	Albany Public Library 5% 7/1/2030	5,908,277
1,000M	Master Boces Program 5% 8/15/2028	1,136,310
	School Districts Financing Program:
1,000M	Albany 5% 10/1/2031	1,134,090
3,400M	Croton Hudson 5.625% 10/1/2029	3,991,430
1,540M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,735,749
	Yonkers:
1,000M	5.125% 7/1/2016	1,002,880
1,000M	5.25% 7/1/2017	1,002,950
1,000M	5.25% 7/1/2018	1,002,950
		31,493,740
	Health Care—2.9%
625M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev.
	5.5% 4/1/2030	712,587
	New York State Dormitory Authority Revenue:
1,270M	North Shore Long Island Jewish Health Sys. 5% 5/1/2041	1,410,970
	NYSARC:
1,140M	5% 7/1/2025	1,327,872
500M	6% 7/1/2036	573,520
1,000M	United Cerebral Palsy 5.125% 7/1/2021	1,008,580
		5,033,529
	Housing—1.9%
1,000M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,225,540
1,840M	New York City Hsg. Dev. Corp. Rev.
	(Multi-Family Hsg. Rev.) 5% 11/1/2026	2,070,478
		3,296,018

51

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	Lease—3.4%
	New York City Indl. Dev. Agy. Revenue:
$1,250M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	$ 1,469,488
1,000M	Yankee Stadium Pilot 7% 3/1/2049	1,221,530
2,500M	New York State Dormitory Authority Rev.
	(Court Facs. Lease) 5.5% 5/15/2027	3,264,600
		5,955,618
	Other Revenue—4.3%
3,000M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028	3,537,570
1,970M	New York State Dormitory Authority Rev.
	(New York-Presbyterian Hospital) 5.25% 2/15/2024	2,125,177
1,500M	New York State Liberty Dev. Corp. Rev. 5% 12/15/2041	1,705,650
		7,368,397
	Other Tax—18.0%
5,000M	JPMorgan Chase Putters 7.854% 12/15/2024 (a)	6,784,000
1,000M	Metropolitan Transit Authority of New York
	(Dedicated Tax Rev.) 5% 11/15/2031	1,119,590
	New York City Transitional Fin. Auth. Revenue:
2,500M	5% 2/1/2028	2,971,925
1,000M	5% 11/1/2033	1,160,230
1,500M	5% 11/1/2038	1,735,635
700M	5% 2/1/2042	807,268
	New York State Dormitory Authority Rev.
	Personal Income Tax Revenue:
2,500M	5% 3/15/2026	2,964,925
3,000M	5.75% 3/15/2036	3,590,460
1,000M	5% 3/15/2041	1,143,300
2,000M	New York State Urban Corp. Dev. Corp. Rev.
	Personal Income Tax 5% 12/15/2027	2,293,620
	Puerto Rico Sales Tax Fing. Revenue:
5,150M	5.75% 8/1/2037	5,451,430
1,000M	5.25% 8/1/2040	1,090,400
		31,112,783
	Pre-Refunded/Escrowed-to-Maturity—3.6%
425M	New York State Dormitory Authority Rev.
	(Judicial Facs. Lease) 7.375% 7/1/2016	479,647
5,000M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,807,300
		6,286,947

52

Principal
Amount	Security	Value
	Toll & Turnpike—3.8%
$5,000M	New York State Thruway Auth. (General Revenue)
	5% 1/1/2026	$ 5,457,500
1,000M	Triborough Bridge & Tunnel Auth. Tran. Rev. 5% 11/15/2036	1,169,300
		6,626,800
	Transportation—10.0%
5,000M	Metropolitan Trans. Auth. New York Rev. 5.25% 11/15/2022	5,206,000
	New York State Thruway Authority Revenue:
2,500M	General Revenue 5% 1/1/2042	2,798,650
3,110M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027	3,563,554
5,000M	Port Authority of New York & New Jersey 5% 10/15/2031	5,804,650
		17,372,854
	Water/Sewer—3.2%
2,750M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	3,701,802
1,500M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029	1,815,750
		5,517,552
Total Value of Municipal Bonds (cost $150,468,605)	98.4%	170,402,174
Other Assets, Less Liabilities	1.6	2,683,088
Net Assets	100.0%	$173,085,262

(a)	Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at December 31, 2012.

See notes to financial statements	53

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,029.31	$5.05
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.16	$5.03
Expense Example – Class B Shares
Actual	$1,000.00	$1,025.94	$8.61
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$8.57

*	Expenses are equal to the annualized expense ratio of .99% for Class A shares and 1.69% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2012, and are based on the total value of investments.

54

Cumulative Performance Information (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) beginning 12/31/02 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/12) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been .48%, 4.54% and 3.90%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.19%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.79%, 4.72% and 3.90%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been .56%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

55

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.9%
	Combined Utility—8.8%
$1,000M	Concord Utilities Sys. Rev. 5% 12/1/2027	$ 1,146,990
1,065M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030	1,274,006
		2,420,996
	Education—8.3%
1,000M	North Carolina State Agric. & Tech. Rev. 5% 10/1/2037 (a)	1,120,570
1,000M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,167,720
		2,288,290
	Electric—4.1%
1,000M	North Carolina Eastern Municipal Power Agency Rev.
	6% 1/1/2019	1,134,770
	Health Care—16.2%
1,000M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
	5.25% 1/15/2034	1,121,950
1,000M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,135,410
1,000M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027	1,121,020
1,000M	North Carolina Medical Care 5% 11/1/2034	1,056,080
		4,434,460
	Lease—27.3%
	Cabarrus County:
1,000M	5.25% 6/1/2027	1,165,760
1,000M	5% 1/1/2029	1,158,100
1,000M	Charlotte 5% 6/1/2029	1,147,660
1,000M	Durham County 5% 6/1/2027	1,168,970
500M	Harnett County 5% 6/1/2027	562,965
1,000M	Monroe 5.5% 3/1/2034	1,123,880
1,000M	Salisbury 5.625% 3/1/2026	1,167,070
		7,494,405
	Other Tax—5.8%
	Puerto Rico Sales Tax Fing. Revenue:
1,000M	5.75% 8/1/2037	1,058,530
500M	5.25% 8/1/2040	545,200
		1,603,730

56

Principal
Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity—12.4%
$1,000M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2014 (b)	$ 1,061,450
1,000M	Lincoln County 5.5% 6/1/2018 (b)	1,249,250
1,000M	North Carolina Medical Care Community Health Facility Rev.
	5.625% 10/1/2014 (b)	1,092,040
		3,402,740
	Toll & Turnpike—4.2%
1,000M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,147,560
	Water/Sewer—11.8%
1,000M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034	1,143,650
	Dare County Utilities Sys. Revenue:
320M	5% 2/1/2030	376,042
465M	5% 2/1/2031	543,478
1,000M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034	1,164,700
		3,227,870
Total Market Value of Municipal Bonds (cost $23,986,908)	98.9%	27,154,821
Other Assets, Less Liabilities	1.1	307,344
Net Assets	100.0%	$27,462,165

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis. (See Note 1E).
(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	57

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,023.75	$5.14
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.06	$5.13
Expense Example – Class B Shares
Actual	$1,000.00	$1,019.74	$8.68
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.54	$8.67

*	Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2012, and are based on the total value of investments.

58

Cumulative Performance Information (unaudited)
OHIO TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) beginning 12/31/02 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/12) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been .18%, 3.93% and 3.47%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.53%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.52%, 4.10% and 3.47%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been .93%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

59

Portfolio of Investments
OHIO TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.9%
	Education—16.5%
$ 500M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.)
	5.375% 12/1/2030	$ 571,940
500M	Ohio Univ. Gen. Receipts Athens 5% 12/1/2042	567,225
1,000M	University Akron Gen. Rcpts. 5% 1/1/2028	1,137,950
500M	University of Cincinnati 5% 6/1/2027	601,145
1,000M	Youngstown State University General Receipts 5.25% 12/15/2029	1,130,210
		4,008,470
	Electric—2.4%
	American Mun. Power Revenue:
500M	Prairie State Energy Campus 5.375% 2/15/2028	571,810
	General Obligation—46.4%
560M	Adams County Valley Local School District 7% 12/1/2015	610,014
500M	Avon Local School District 6.5% 12/1/2015	577,315
1,000M	Beavercreek County School District 5% 12/1/2029	1,165,060
800M	Beavercreek Local School District 6.6% 12/1/2015	884,696
1,000M	Cleveland Municipal School District 5.25% 12/1/2023	1,063,820
750M	Cuyahoga County 5% 12/1/2025	904,702
1,000M	Franklin County 5% 12/1/2031	1,132,430
655M	Jefferson County Jail Construction 5.75% 12/1/2019	750,447
1,000M	Lancaster City School District 5% 10/1/2037	1,148,340
	Richland County Correctional Facs. Improvement:
400M	6% 12/1/2028	468,504
250M	6.125% 12/1/2033	289,342
1,000M	St. Mary’s City School District 5% 12/1/2025	1,126,330
1,000M	Wapakoneta City School District 5% 12/1/2025	1,161,740
		11,282,740
	Health Care—15.9%
500M	Franklin County Hosp. Rev. 5% 11/1/2034	550,155
1,000M	Lorain County Hosp. Rev. 5% 4/1/2033	1,076,900
1,000M	Montgomery County Rev. 5.5% 5/1/2034	1,137,310
1,000M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,103,020
		3,867,385

60

Principal
Amount	Security	Value
	Housing—3.7%
	Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
$ 560M	6.125% 9/1/2028	$ 589,736
305M	5.45% 9/1/2033	315,901
		905,637
	Other Revenue—4.7%
1,000M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,147,630
	Other Tax—4.4%
1,000M	Puerto Rico Sales Tax Fing. Rev. 6% 8/1/2042	1,070,790
	State General Obligation—4.9%
1,000M	Ohio State 5.375% 9/1/2028	1,191,770
Total Value of Municipal Bonds (cost $21,744,578)	98.9%	24,046,232
Other Assets, Less Liabilities	1.1	275,464
Net Assets	100.0%	$24,321,696

See notes to financial statements	61

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,024.14	$5.04
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.16	$5.03
Expense Example – Class B Shares
Actual	$1,000.00	$1,020.08	$8.58
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$8.57

*	Expenses are equal to the annualized expense ratio of .99% for Class A shares and 1.69% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2012, and are based on the total value of investments.

62

Cumulative Performance Information (unaudited)
OREGON TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) beginning 12/31/02 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/12) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been .36%, 4.53% and 3.79%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.36%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.76%, 4.72% and 3.80%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been .75%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

63

Portfolio of Investments
OREGON TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.1%
	Airport—2.1%
$1,000M	Port of Portland Airport Rev. 5% 7/1/2029	$ 1,114,390
	Education—2.2%
1,000M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,175,610
	Electric—1.1%
500M	Eugene Elec. Util. Rev. 5% 8/1/2038	579,355
	General Obligation—39.6%
	Beaverton School District #48J:
750M	5% 6/1/2031	895,065
1,500M	5.125% 6/1/2036	1,807,500
1,000M	Central Oregon Community College Dist. 5% 6/15/2030	1,179,880
1,000M	Chemeketa Community College Dist. 5% 6/15/2025	1,174,650
1,000M	Clackamas Community College Dist. 5% 5/1/2024	1,124,210
1,000M	Clackamas County School Dist. #7J, 5.25% 6/1/2021	1,280,810
	Clackamas & Washington Cntys. Sch. Dist. #3:
500M	5% 6/15/2030	594,580
500M	5% 6/15/2032	597,265
1,000M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030	1,211,220
	Jackson County School District #549C:
1,000M	5% 12/15/2027	1,153,980
1,000M	5% 6/15/2030	1,130,290
635M	Jefferson County School District #509J, 5.25% 6/15/2019	637,483
1,000M	Linn Cnty School Dist. #55, 5.5% 6/15/2027	1,368,940
1,000M	Multnomah County School District #3, 5% 6/30/2035	1,151,910
1,225M	Newport Zero Coupon 6/1/2029	719,834
1,000M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027	1,171,250
500M	Redmond Terminal Expansion Project 5% 6/1/2034	556,265
1,000M	Salem 5% 6/1/2028	1,175,520
600M	Washington and Clackamas Counties School District #23,
	5.25% 6/1/2016	693,618
1,000M	Washington Cnty. School District #15 Zero Coupon 6/15/2023	781,170
1,000M	Yamhill County School Dist #40, 5% 6/15/2023	1,146,810
		21,552,250

64

Principal
Amount	Security	Value
	Health Care—7.3%
$1,000M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	$ 1,090,350
1,000M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,177,000
1,000M	Oregon Hlth. Sciences Univ. Rev. 5% 7/1/2032	1,163,810
500M	Oregon State Facs. Auth. Rev. 5% 3/15/2030	545,215
		3,976,375
	Housing—1.5%
765M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	820,264
	Industrial Development Revenue/Pollution Control
	Revenue—1.0%
500M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	565,885
	Lease—2.9%
	Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000M	5.25% 7/1/2027	1,041,580
500M	6% 7/1/2028	521,225
		1,562,805
	Other Tax—18.8%
1,000M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026	1,168,990
	Oregon State Department Trans. Hwy. User Tax Revenue:
1,000M	5% 11/15/2028	1,135,210
1,000M	5% 11/15/2031	1,127,590
	Portland Urban Renewal & Redevelopment:
500M	Cent. Eastside 5.25% 6/15/2030	564,925
500M	Interstate Corridor 5% 6/15/2031	546,625
250M	Lents Town Ctr. 5% 6/15/2030	277,620
300M	River District 5% 6/15/2031	346,803
	Puerto Rico Sales Tax Financing Revenue:
1,500M	5.25% 8/1/2040	1,635,600
1,575M	6% 8/1/2042	1,686,494
1,500M	Tri-County Met. Transportation Dist. Rev. 5% 9/1/2037	1,765,905
		10,255,762
	Pre-Refunded/Escrowed-to-Maturity—2.0%
1,000M	Tillamook & Yamhill Counties School District #101,
	5% 6/15/2015 (a)	1,110,910

65

Portfolio of Investments (continued)
OREGON TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	State General Obligation—4.1%
$1,000M	Oregon State 5% 5/1/2036	$ 1,178,210
1,000M	Puerto Rico Commonwealth 5.375% 7/1/2025	1,066,700
		2,244,910
	Toll & Turnpike—1.1%
595M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
	4.95% 7/1/2026	614,177
	Water/Sewer—14.4%
750M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028	873,000
	Portland Sewer System Revenue:
1,000M	4.75% 6/15/2025	1,153,190
1,000M	5% 6/15/2027	1,115,280
1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	1,011,160
1,000M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024	1,048,250
2,250M	Tigard Water System Rev. 5% 8/1/2037	2,621,317
		7,822,197
Total Value of Municipal Bonds (cost $47,743,183)	98.1%	53,394,890
Other Assets, Less Liabilities	1.9	1,047,126
Net Assets	100.0%	$54,442,016

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

66	See notes to financial statements

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,035.95	$5.07
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.16	$5.03
Expense Example – Class B Shares
Actual	$1,000.00	$1,031.97	$8.63
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$8.57

*	Expenses are equal to the annualized expense ratio of .99% for Class A shares and 1.69% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2012, and are based on the total value of investments.

67

Cumulative Performance Information (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) beginning 12/31/02 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/12) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.34%, 4.62% and 3.79%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.41%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.83%, 4.81% and 3.80%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been .80%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

68

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.4%
	Airport—2.8%
$1,000M	Philadelphia Airport Rev. 5.375% 6/15/2029	$ 1,138,230
	Appropriation—2.8%
1,000M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,124,930
	Education—7.1%
500M	Cumberland Cnty. Muni. Auth. Rev. 5% 11/1/2042	558,610
1,000M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033	1,155,590
500M	Penn. St. Higher Educ. Facs. Auth. Rev. 5% 4/1/2035	571,330
500M	State Pub. Sch. Bldg. 5.5% 3/1/2031	583,810
		2,869,340
	General Obligation—35.5%
1,000M	Beaver County 5.55% 11/15/2031	1,139,450
500M	Berks County 5% 11/15/2031 (a)	589,785
1,000M	Centennial Bucks County School District 5.125% 12/15/2032	1,163,580
1,000M	Daniel Boone Area School District 5% 8/15/2029	1,124,470
1,000M	East Stroudsburg Area School District 5% 9/1/2029	1,115,040
1,000M	Easton Area School District 5.2% 4/1/2028	1,146,070
1,000M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	1,154,450
1,000M	Methacton School District 6.375% 3/1/2024	1,238,430
1,000M	Philadelphia 7% 7/15/2028	1,174,900
1,000M	Philadelphia School District 6% 9/1/2038	1,157,760
1,000M	Reading 6.25% 11/1/2033	1,149,880
1,000M	Scranton School District 5% 7/15/2027	1,128,010
1,000M	West Mifflin Area School District 5.375% 4/1/2028	1,155,660
		14,437,485
	Health Care—16.7%
1,000M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,133,620
370M	Berks County Municipal Auth. Hosp. Rev. 5.7% 10/1/2014	385,936
1,000M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,177,590
1,000M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,111,150
1,000M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018	1,213,310
500M	Philadelphia Hosp. & Hgr. Ed. Facs. Rev. 5% 7/1/2032	581,670
1,000M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	1,171,720
		6,774,996

69

Portfolio of Investments (continued)
PENNSYLVANIA TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	Housing—1.3%
$ 500M	Reading Housing Auth. Multi-Family Hsg. Mtg. Rev.
	5.25% 6/1/2032	$ 537,820
	Lease—1.4%
500M	Penn. St. Econ. Dev. Fin. Auth. Govt. Lease Rev. 5% 3/1/2034	563,580
	Other Tax—6.9%
1,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,181,550
500M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	566,460
1,000M	Puerto Rico Sales Tax Fing. Corp. Rev. 5.75% 8/1/2037	1,058,530
		2,806,540
	Pre-Refunded/Escrowed-to-Maturity—3.3%
1,000M	Boyertown Area School District 5% 4/1/2015 (b)	1,090,470
255M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	265,412
		1,355,882
	Toll & Turnpike—8.5%
	Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000M	6% 6/1/2028	1,205,210
1,000M	5% 6/1/2029	1,124,310
1,000M	5% 12/1/2037	1,127,480
		3,457,000
	Water/Sewer—12.1%
1,000M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035	1,130,580
1,000M	Erie Water Auth. Rev. 5% 12/1/2031	1,130,400
1,000M	Philadelphia Water & Wastewater Rev. 5% 1/1/2036	1,130,300
390M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	403,662
1,000M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031	1,138,360
		4,933,302
Total Value of Municipal Bonds (cost $35,180,927)	98.4%	39,999,105
Other Assets, Less Liabilities	1.6	648,315
Net Assets	100.0%	$40,647,420

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis. (See Note 1E).
(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

70	See notes to financial statements

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,029.47	$5.05
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.16	$5.03
Expense Example – Class B Shares
Actual	$1,000.00	$1,025.34	$8.60
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$8.57

*	Expenses are equal to the annualized expense ratio of .99% for Class A shares and 1.69% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2012, and are based on the total value of investments.

71

Cumulative Performance Information (unaudited)
VIRGINIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) beginning 12/31/02 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/12) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (.24%), 3.99% and 3.52%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been 1.39%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.10%, 4.15% and 3.53%, respectively, and the S.E.C. 30-Day Yield for December 2012 would have been .79%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

72

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.3%
	Airport—5.5%
$1,000M	Capital Regional Airport Rev. 5% 7/1/2024	$ 1,128,540
1,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2026	1,157,380
		2,285,920
	Appropriation—4.2%
	Arlington Cnty. Indl. Dev. Auth. Revenue:
500M	5% 2/15/2029	582,315
500M	5% 2/15/2030	574,915
500M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2033	569,410
		1,726,640
	Combined Utility—2.7%
1,000M	Richmond Public Util. Rev. 5% 1/15/2040	1,118,200
	Education—4.0%
500M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034	579,240
1,000M	University of Virginia University Revs. 5% 6/1/2037	1,082,130
		1,661,370
	General Obligation—23.9%
1,000M	Danville 5% 8/1/2029	1,204,350
500M	Hanover Cnty. 5.25% 1/15/2031	608,305
1,000M	Hopewell 5.875% 7/15/2034	1,171,160
1,000M	Norfolk Capital Improvement 5% 10/1/2042	1,136,940
500M	Portsmouth 5% 7/15/2033	593,590
500M	Powhatan Cnty. 5% 1/15/2032	575,860
1,000M	Richmond Pub. Impt. 5% 3/1/2031	1,197,750
	Virginia St. Public School Authority Revenue:
1,000M	5% 8/1/2026	1,127,810
1,000M	5% 8/1/2028	1,201,590
1,000M	Waynesboro 5% 1/15/2034	1,096,310
		9,913,665
	Health Care—5.6%
1,000M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026	1,160,710
1,000M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2036	1,142,170
		2,302,880

73

Portfolio of Investments (continued)
VIRGINIA TAX EXEMPT FUND
December 31, 2012

Principal
Amount	Security	Value
	Housing—2.5%
$ 925M	Virginia State Hsg. Dev. Auth. Single-Family Mtg. Rev.
	6% 7/1/2025	$ 1,058,182
	Lease—16.6%
1,000M	Bedford Cnty. Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031	1,096,870
1,000M	New Kent Cnty. Econ. Dev. Auth. Lease Rev. 5% 2/1/2024	1,134,200
1,000M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	1,145,820
775M	Stafford Cnty. Indl. Dev. Auth. Rev. 5.25% 8/1/2031	832,032
1,000M	Virginia St. College Bldg. Auth. 5% 9/1/2027	1,209,100
250M	Virginia St. Pub. Bldg. Auth. Public Facs. Rev. 5% 8/1/2025	304,955
1,000M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030	1,151,200
		6,874,177
	Other Revenue—5.6%
	Virginia St. Res. Auth. Infrastructure Revenue:
1,000M	5% 11/1/2029	1,176,370
1,000M	5% 11/1/2033	1,150,990
		2,327,360
	Other Tax—10.2%
	Puerto Rico Sales Tax Fing. Revenue:
1,015M	5.75% 8/1/2037	1,074,408
1,000M	5.25% 8/1/2040	1,090,400
1,000M	6% 8/1/2042	1,070,790
1,000M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021	1,015,110
		4,250,708
	Pre-Refunded/Escrowed-to-Maturity—3.4%
1,000M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj.
	6.125% 7/1/2017	1,153,980
225M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (a)	261,182
		1,415,162

74

Principal
Amount	Security	Value
	Transportation—2.8%
$1,000M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	$ 1,160,460
	Water/Sewer—11.3%
	Hampton Roads Sanitation Dist. Wastewater Revenue:
1,000M	5% 4/1/2033	1,125,660
1,000M	5% 1/1/2034	1,163,320
500M	Hopewell Swr. Sys. Rev. 5% 7/15/2033	576,255
700M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	707,812
1,000M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024	1,104,800
		4,677,847
Total Value of Municipal Bonds (cost $36,923,342)	98.3%	40,772,571
Other Assets, Less Liabilities	1.7	684,319
Net Assets	100.0%	$41,456,890

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	75

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2012

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Assets
Investments in securities:
At identified cost	$619,538,385	$268,675,111	$41,997,220	$32,844,867	$21,977,172	$20,140,222	$21,584,971

At value (Note 1A)	$714,566,194	$295,928,411	$46,616,668	$36,333,022	$24,693,979	$23,043,665	$24,304,343
Cash	262,907	—	865,084	—	1,147,511	432,173	76,971
Receivables:
Interest	11,815,446	3,809,950	651,269	643,376	369,114	316,681	322,662
Shares sold	176,981	472,309	81,681	86,927	2,350	20,532	1,318
Other assets	48,001	14,973	2,138	2,420	1,704	1,797	1,512

Total Assets	726,869,529	300,225,643	48,216,840	37,065,745	26,214,658	23,814,848	24,706,806

Liabilities
Cash overdraft	—	522,240	—	214,246	—	—	—
Payables:
Distributions payable	584,093	201,960	41,995	44,585	25,893	23,802	14,474
Shares redeemed	971,052	308,895	45,409	51,523	21,588	52,493	8,187
Accrued advisory fees	340,084	139,560	22,263	17,394	12,258	11,066	11,574
Accrued shareholder servicing costs	32,144	18,705	2,416	1,467	1,369	1,234	895
Accrued expenses	76,478	30,373	15,125	15,413	13,970	14,283	14,103

Total Liabilities	2,003,851	1,221,733	127,208	344,628	75,078	102,878	49,233

Net Assets	$724,865,678	$299,003,910	$48,089,632	$36,721,117	$26,139,580	$23,711,970	$24,657,573

Net Assets Consist of:
Capital paid in	$635,094,582	$271,724,691	$43,856,449	$33,214,525	$23,389,868	$20,794,570	$22,069,330
Undistributed net investment income	84,165	25,919	2,285	18,429	32,905	10,411	10,754
Accumulated net realized gain (loss) on investments
and swap agreements	(5,340,878)	—	(388,550)	8	—	3,546	(141,883)
Net unrealized appreciation in value of investments	95,027,809	27,253,300	4,619,448	3,488,155	2,716,807	2,903,443	2,719,372

Total	$724,865,678	$299,003,910	$48,089,632	$36,721,117	$26,139,580	$23,711,970	$24,657,573

Net Assets:
Class A	$723,255,873	$294,783,677	$47,810,944	$35,956,892	$25,802,262	$23,453,470	$24,578,516
Class B	$1,609,805	$4,220,233	$278,688	$764,225	$337,318	$258,500	$79,057
Shares of beneficial interest outstanding (Note 2):
Class A	70,403,138	17,174,999	3,690,238	2,555,788	2,074,882	1,823,883	1,908,360
Class B	156,975	246,329	21,515	54,381	27,151	20,135	6,146
Net asset value and redemption price
per share – Class A	$10.27	$17.16	$12.96	$14.07	$12.44	$12.86	$12.88

Maximum offering price per share – Class A
(Net asset value/.9425)*	$10.90	$18.21	$13.75	$14.93	$13.20	$13.64	$13.67

Net asset value and offering price per share – Class B
(Note 2)	$10.26	$17.13	$12.95	$14.05	$12.42	$12.84	$12.86

*On purchases of $100,000 or more, the sales charge is reduced.

76	See notes to financial statements	77

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2012

	SINGLE STATE TAX EXEMPT FUNDS
	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Assets
Investments in securities:
At identified cost	$50,450,815	$150,468,605	$23,986,908	$21,744,578	$47,743,183	$35,180,927	$36,923,342

At value (Note 1A)	$56,924,079	$170,402,174	$27,154,821	$24,046,232	$53,394,890	$39,999,105	$40,772,571
Cash	—	3,596,414	1,160,652	113,440	435,571	896,405	98,530
Receivables:
Interest	830,279	2,347,093	335,396	217,760	542,758	445,165	655,540
Investment securities sold	—	—	—	—	—	1,332,933	—
Shares sold	4,398	90,011	1,294	245	255,959	40,569	7,068
Other assets	3,687	10,633	1,756	1,647	2,986	2,854	2,437

Total Assets	57,762,443	176,446,325	28,653,919	24,379,324	54,632,164	42,717,031	41,536,146

Liabilities
Cash overdraft	98,916	—	—	—	—	—	—
Payables:
Investment securities purchased	—	3,068,087	1,144,300	—	—	1,926,717	—
Distributions payable	59,841	137,003	20,257	16,199	27,218	56,560	34,560
Shares redeemed	75,293	40,968	—	15,325	118,420	49,700	8,284
Accrued advisory fees	26,945	80,897	13,044	11,433	25,444	18,930	19,481
Accrued shareholder servicing costs	2,461	7,709	1,073	1,025	2,702	1,835	1,699
Accrued expenses	17,065	26,399	13,080	13,646	16,364	15,869	15,232

Total Liabilities	280,521	3,361,063	1,191,754	57,628	190,148	2,069,611	79,256

Net Assets	$57,481,922	$173,085,262	$27,462,165	$24,321,696	$54,442,016	$40,647,420	$41,456,890

Net Assets Consist of:
Capital paid in	$50,996,672	$154,688,545	$24,335,752	$22,019,815	$48,906,087	$35,826,027	$38,001,371
Undistributed net investment income	11,986	5,044	6,783	232	13,706	3,215	15,984
Accumulated net realized loss on investments
and swap agreements	—	(1,541,896)	(48,283)	(5)	(129,484)	—	(409,694)
Net unrealized appreciation in value of investments	6,473,264	19,933,569	3,167,913	2,301,654	5,651,707	4,818,178	3,849,229

Total	$57,481,922	$173,085,262	$27,462,165	$24,321,696	$54,442,016	$40,647,420	$41,456,890

Net Assets:
Class A	$56,669,411	$171,447,572	$27,038,526	$24,132,080	$53,878,636	$40,209,613	$41,168,919
Class B	$812,511	$1,637,690	$423,639	$189,616	$563,380	$437,807	$287,971
Shares of beneficial interest outstanding (Note 2):
Class A	4,144,486	11,269,361	1,877,674	1,855,803	3,778,511	2,917,482	3,000,909
Class B	59,522	107,732	29,416	14,594	39,593	31,792	21,047
Net asset value and redemption price
per share – Class A	$13.67	$15.21	$14.40	$13.00	$14.26	$13.78	$13.72

Maximum offering price per share – Class A
(Net asset value/.9425)*	$14.50	$16.14	$15.28	$13.79	$15.13	$14.62	$14.56

Net asset value and offering price per share – Class B
(Note 2)	$13.65	$15.20	$14.40	$12.99	$14.23	$13.77	$13.68

*On purchases of $100,000 or more, the sales charge is reduced

78	See notes to financial statements	79

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2012

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Investment Income
Interest income	$35,650,717	$10,969,371	$1,859,473	$1,574,933	$1,147,435	$1,077,290	$1,063,373

Expenses (Notes 1 and 5):
Advisory fees	4,283,202	1,576,684	248,064	217,189	156,199	140,910	145,394
Distribution plan expenses – Class A	2,158,490	775,581	123,238	106,390	76,936	69,689	72,486
Distribution plan expenses – Class B	17,448	42,536	2,647	7,349	3,876	2,553	704
Shareholder servicing costs	383,557	206,213	26,483	18,081	15,912	14,697	11,831
Professional fees	112,138	40,860	14,178	14,501	13,124	13,115	12,487
Registration fees	42,000	49,000	2,535	2,505	4,785	3,885	2,002
Custodian fees	47,296	25,593	6,493	5,415	4,740	4,622	4,265
Reports to shareholders	29,369	12,933	2,657	2,351	2,151	2,252	2,150
Trustees’ fees	38,518	13,775	2,165	1,930	1,390	1,250	1,293
Other expenses	106,791	44,246	11,975	10,994	8,639	7,465	10,790

Total expenses	7,218,809	2,787,421	440,435	386,705	287,752	260,438	263,402
Less: Expenses waived	(316,372)	(131,390)	(20,672)	(18,099)	(13,017)	(11,743)	(12,116)
Expenses paid indirectly	(2,933)	(1,069)	(168)	(147)	(106)	(95)	(99)

Net expenses	6,899,504	2,654,962	419,595	368,459	274,629	248,600	251,187

Net investment income	28,751,213	8,314,409	1,439,878	1,206,474	872,806	828,690	812,186

Realized and Unrealized Gain (Loss) on Investments
and Swap Agreements (Note 4):
Net realized gain (loss) on:
Investments	597,926	4,720,637	141,475	390,933	456,957	119,989	38,741
Swap agreements	(1,862,333)	(654,333)	(95,633)	(90,600)	(65,434)	(55,367)	(50,333)
Net realized gain (loss) on investments
and swap agreements	(1,264,407)	4,066,304	45,842	300,333	391,523	64,622	(11,592)

Net unrealized appreciation of investments	23,166,341	9,059,891	1,736,494	781,586	488,288	743,943	751,306

Net gain on investments and swap agreements	21,901,934	13,126,195	1,782,336	1,081,919	879,811	808,565	739,714

Net Increase in Net Assets Resulting
from Operations	$50,653,147	$21,440,604	$3,222,214	$2,288,393	$1,752,617	$1,637,255	$1,551,900

80	See notes to financial statements	81

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2012

	SINGLE STATE TAX EXEMPT FUNDS

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Investment Income
Interest income	$2,606,620	$7,793,879	$1,215,443	$1,113,899	$2,173,798	$1,858,766	$1,717,510

Expenses (Notes 1 and 5):
Advisory fees	338,976	1,010,633	161,512	145,402	310,900	237,436	238,418
Distribution plan expenses – Class A	167,190	501,376	79,356	72,053	153,701	117,226	118,072
Distribution plan expenses – Class B	7,662	13,133	4,667	2,159	5,832	4,972	3,773
Shareholder servicing costs	29,379	94,066	11,784	12,765	33,014	22,373	20,987
Professional fees	17,072	31,166	12,260	12,781	15,604	14,965	14,541
Registration fees	2,012	3,484	2,001	2,001	2,130	2,101	2,001
Custodian fees	6,859	14,792	3,976	3,839	7,653	6,106	5,987
Reports to shareholders	3,131	6,858	2,151	2,151	3,255	2,701	2,654
Trustees’ fees	3,006	8,960	1,433	1,291	2,743	2,110	2,104
Other expenses	13,949	34,652	8,525	8,313	14,124	12,526	13,781

Total expenses	589,236	1,719,120	287,665	262,755	548,956	422,516	422,318
Less: Expenses waived	(28,248)	(84,220)	(13,459)	(12,117)	(25,909)	(19,787)	(19,868)
Expenses paid indirectly	(230)	(685)	(109)	(99)	(211)	(161)	(162)

Net expenses	560,758	1,634,215	274,097	250,539	522,836	402,568	402,288

Net investment income	2,045,862	6,159,664	941,346	863,360	1,650,962	1,456,198	1,315,222

Realized and Unrealized Gain (Loss) on Investments
and Swap Agreements (Note 4):
Net realized gain (loss) on:
Investments	411,200	313,366	121,566	146,344	211,909	152,202	50,442
Swap agreements	(135,900)	(402,666)	(65,433)	—	(125,834)	(95,634)	(75,500)
Net realized gain (loss) on investments
and swap agreements	275,300	(89,300)	56,133	146,344	86,075	56,568	(25,058)
Net unrealized appreciation of investments	1,225,307	4,561,397	695,945	462,145	1,447,064	1,369,107	957,705

Net gain on investments and swap agreements	1,500,607	4,472,097	752,078	608,489	1,533,139	1,425,675	932,647

Net Increase in Net Assets Resulting
from Operations	$3,546,469	$10,631,761	$1,693,424	$1,471,849	$3,184,101	$2,881,873	$2,247,869

82	See notes to financial statements	83

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT INCOME		TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
Year Ended December 31	2012	2011	2012	2011	2012	2011	2012	2011

Increase (Decrease) in Net Assets From Operations
Net investment income	$28,751,213	$30,244,707	$8,314,409	$7,914,404	$1,439,878	$1,340,619	$1,206,474	$1,294,449
Net realized gain (loss) on investments and swap agreements	(1,264,407)	(2,913,271)	4,066,304	(2,151,802)	45,842	(303,291)	300,333	(3,628)
Net unrealized appreciation of investments	23,166,341	40,334,215	9,059,891	17,228,954	1,736,494	2,275,196	781,586	2,129,539

Net increase in net assets resulting
from operations	50,653,147	67,665,651	21,440,604	22,991,556	3,222,214	3,312,524	2,288,393	3,420,360

Distributions to Shareholders
Net investment income – Class A	(28,973,049)	(30,145,660)	(8,285,690)	(7,792,049)	(1,447,188)	(1,334,578)	(1,188,749)	(1,275,763)
Net investment income – Class B	(58,665)	(103,809)	(111,021)	(154,129)	(7,641)	(14,989)	(19,591)	(23,189)
Net realized gains – Class A	—	—	(934,796)	—	—	—	(232,990)	—
Net realized gains – Class B	—	—	(13,425)	—	—	—	(4,956)	—

Total distributions	(29,031,714)	(30,249,469)	(9,344,932)	(7,946,178)	(1,454,829)	(1,349,567)	(1,446,286)	(1,298,952)

Trust Share Transactions *
Class A:
Proceeds from shares sold	35,957,620	28,355,120	81,699,878	43,599,614	14,591,889	5,720,846	5,148,805	3,556,329
Reinvestment of distributions	21,814,242	22,770,428	7,634,790	6,231,481	1,031,681	964,842	1,146,197	1,029,440
Cost of shares redeemed	(62,959,233)	(68,119,612)	(28,395,505)	(35,463,414)	(5,196,049)	(4,420,052)	(5,834,917)	(5,902,479)
	(5,187,371)	(16,994,064)	60,939,163	14,367,681	10,427,521	2,265,636	460,085	(1,316,710)
Class B:
Proceeds from shares sold	170,845	245,149	628,565	607,319	76,600	6,600	100,933	1,342
Reinvestment of distributions	47,070	79,734	84,646	103,113	5,664	9,624	22,312	22,117
Cost of shares redeemed	(819,833)	(2,382,788)	(1,162,762)	(2,439,981)	(84,518)	(446,535)	(64,296)	(267,938)
	(601,918)	(2,057,905)	(449,551)	(1,729,549)	(2,254)	(430,311)	58,949	(244,479)
Net increase (decrease) from trust share transactions	(5,789,289)	(19,051,969)	60,489,612	12,638,132	10,425,267	1,835,325	519,034	(1,561,189)

Net increase in net assets	15,832,144	18,364,213	72,585,284	27,683,510	12,192,652	3,798,282	1,361,141	560,219

Net Assets
Beginning of year	709,033,534	690,669,321	226,418,626	198,735,116	35,896,980	32,098,698	35,359,976	34,799,757

End of year †	$724,865,678	$709,033,534	$299,003,910	$226,418,626	$48,089,632	$35,896,980	$36,721,117	$35,359,976

†Includes undistributed net investment income of	$84,165	$364,666	$25,919	$108,286	$2,285	$17,236	$18,429	$20,295

*Trust Shares Issued and Redeemed
Class A:
Sold	3,513,659	2,949,651	4,799,382	2,789,047	1,134,639	480,464	365,628	267,721
Issued for distributions reinvested	2,130,069	2,363,385	447,978	398,864	80,253	80,924	81,265	77,823
Redeemed	(6,171,530)	(7,089,725)	(1,670,436)	(2,296,703)	(405,450)	(372,242)	(413,590)	(448,142)

Net increase (decrease) in Class A .trust shares outstanding	(527,802)	(1,776,689)	3,576,924	891,208	809,442	189,146	33,303	(102,598)

Class B:
Sold	16,662	25,935	37,056	38,940	5,979	554	7,167	101
Issued for distributions reinvested	4,606	8,321	4,974	6,638	441	809	1,584	1,675
Redeemed	(80,998)	(250,341)	(69,049)	(158,486)	(6,626)	(37,450)	(4,529)	(20,461)

Net increase (decrease) in Class B trust shares outstanding	(59,730)	(216,085)	(27,019)	(112,908)	(206)	(36,087)	4,222	(18,685)

84	See notes to financial statements	85

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
Year Ended December 31	2012	2011	2012	2011	2012	2011	2012	2011

Increase (Decrease) in Net Assets From Operations
Net investment income	$872,806	$950,508	$828,690	$918,997	$812,186	$828,298	$2,045,862	$2,149,920
Net realized gain (loss) on investments and swap agreements	391,523	(72,590)	64,622	66,614	(11,592)	(61,596)	275,300	(32,850)
Net unrealized appreciation of investments	488,288	1,766,418	743,943	1,486,523	751,306	1,548,265	1,225,307	3,191,037

Net increase in net assets resulting
from operations	1,752,617	2,644,336	1,637,255	2,472,134	1,551,900	2,314,967	3,546,469	5,308,107

Distributions to Shareholders
Net investment income – Class A	(861,151)	(950,170)	(813,880)	(914,254)	(830,458)	(829,665)	(2,103,164)	(2,118,562)
Net investment income – Class B	(10,635)	(16,324)	(7,284)	(12,094)	(1,987)	(3,598)	(24,088)	(30,900)
Net realized gains – Class A	(136,670)	—	(60,394)	(40,731)	—	—	(105,812)	—
Net realized gains – Class B	(1,790)	—	(682)	(464)	—	—	(1,520)	—

Total distributions	(1,010,246)	(966,494)	(882,240)	(967,543)	(832,445)	(833,263)	(2,234,584)	(2,149,462)

Trust Share Transactions *
Class A:
Proceeds from shares sold	1,831,019	2,139,929	2,357,310	1,078,797	1,815,183	1,664,816	5,023,219	3,824,633
Reinvestment of distributions	798,206	740,470	651,306	713,842	645,454	633,320	1,590,223	1,497,352
Cost of shares redeemed	(2,747,648)	(3,595,709)	(2,641,738)	(6,046,468)	(2,170,268)	(1,985,594)	(4,709,739)	(7,504,871)
	(118,423)	(715,310)	366,878	(4,253,829)	290,369	312,542	1,903,703	(2,182,886)

Class B:
Proceeds from shares sold	18,500	22,270	15,804	35,003	20,000	4,800	250,610	71,871
Reinvestment of distributions	9,763	13,142	6,627	11,869	1,987	3,589	20,414	24,491
Cost of shares redeemed	(121,001)	(344,951)	(26,265)	(318,750)	(12,233)	(91,750)	(253,553)	(650,050)
	(92,738)	(309,539)	(3,834)	(271,878)	9,754	(83,361)	17,471	(553,688)
Net increase (decrease) from trust share transactions	(211,161)	(1,024,849)	363,044	(4,525,707)	300,123	229,181	1,921,174	(2,736,574)

Net increase (decrease) in net assets	531,210	652,993	1,118,059	(3,021,116)	1,019,578	1,710,885	3,233,059	422,071

Net Assets
Beginning of year	25,608,370	24,955,377	22,593,911	25,615,027	23,637,995	21,927,110	54,248,863	53,826,792

End of year †	$26,139,580	$25,608,370	$23,711,970	$22,593,911	$24,657,573	$23,637,995	$57,481,922	$54,248,863

†Includes undistributed net investment income of	$32,905	$31,885	$10,411	$2,885	$10,754	$31,013	$11,986	$93,388

*Trust Shares Issued and Redeemed
Class A:
Sold	146,754	184,684	183,977	88,960	142,623	138,391	367,093	299,826
Issued for distributions reinvested	64,074	63,840	50,800	59,551	50,328	52,463	115,962	116,556
Redeemed	(220,973)	(310,554)	(205,532)	(508,922)	(170,479)	(165,159)	(344,064)	(590,244)

Net increase (decrease) in Class A trust shares outstanding	(10,145)	(62,030)	29,245	(360,411)	22,472	25,695	138,991	(173,862)

Class B:
Sold	1,488	1,915	1,234	2,872	1,566	390	18,250	5,608
Issued for distributions reinvested	785	1,137	517	996	155	298	1,491	1,915
Redeemed	(9,727)	(30,146)	(2,059)	(26,694)	(966)	(7,555)	(18,601)	(51,420)

Net increase (decrease) in Class B trust shares outstanding	(7,454)	(27,094)	(308)	(22,826)	755	(6,867)	1,140	(43,897)

86	See notes to financial statements	87

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK		NORTH CAROLINA		OHIO
Year Ended December 31	2012	2011	2012	2011	2012	2011

Increase (Decrease) in Net Assets From Operations
Net investment income	$6,159,664	$6,259,739	$941,346	$945,764	$863,360	$902,311
Net realized gain (loss) on investments and swap agreements	(89,300)	(346,959)	56,133	(104,416)	146,344	(74,122)
Net unrealized appreciation of investments	4,561,397	9,566,663	695,945	1,738,403	462,145	1,165,751

Net increase in net assets resulting
from operations	10,631,761	15,479,443	1,693,424	2,579,751	1,471,849	1,993,940

Distributions to Shareholders
Net investment income – Class A	(6,278,795)	(6,218,919)	(955,258)	(917,710)	(862,457)	(889,537)
Net investment income – Class B	(40,412)	(40,408)	(13,749)	(23,322)	(6,404)	(12,144)
Net realized gains – Class A	—	—	—	—	(13,213)	—
Net realized gains – Class B	—	—	—	—	(104)	—

Total distributions	(6,319,207)	(6,259,327)	(969,007)	(941,032)	(882,178)	(901,681)

Trust Share Transactions *
Class A:
Proceeds from shares sold	14,824,233	11,402,011	2,246,326	1,506,993	1,550,517	1,565,525
Reinvestment of distributions	4,499,328	4,445,041	736,104	720,702	679,499	680,932
Cost of shares redeemed	(11,683,117)	(15,272,883)	(1,984,562)	(1,717,613)	(1,836,415)	(3,248,563)
	7,640,444	574,169	997,868	510,082	393,601	(1,002,106)

Class B:
Proceeds from shares sold	745,074	132,605	76,216	1,230	1,200	3,000
Reinvestment of distributions	37,397	36,855	9,079	16,589	5,928	10,430
Cost of shares redeemed	(298,608)	(566,443)	(193,806)	(754,063)	(68,188)	(349,476)
	483,863	(396,983)	(108,511)	(736,244)	(61,060)	(336,046)
Net increase (decrease) from trust share transactions	8,124,307	177,186	889,357	(226,162)	332,541	(1,338,152)

Net increase (decrease) in net assets	12,436,861	9,397,302	1,613,774	1,412,557	922,212	(245,893)

Net Assets
Beginning of year	160,648,401	151,251,099	25,848,391	24,435,834	23,399,484	23,645,377

End of year †	$173,085,262	$160,648,401	$27,462,165	$25,848,391	$24,321,696	$23,399,484

†Includes undistributed net investment income of	$5,044	$164,587	$6,783	$34,444	$232	$5,733

*Trust Shares Issued and Redeemed
Class A:
Sold	975,131	796,608	155,685	111,715	119,382	127,038
Issued for distributions reinvested	295,684	310,360	51,204	53,439	52,214	55,318
Redeemed	(768,477)	(1,067,073)	(138,171)	(129,384)	(141,304)	(266,846)

Net increase (decrease) in Class A trust shares outstanding	502,338	39,895	68,718	35,770	30,292	(84,490)

Class B:
Sold	49,132	9,320	5,359	92	92	248
Issued for distributions reinvested	2,458	2,580	631	1,240	456	851
Redeemed	(19,719)	(40,179)	(13,539)	(56,882)	(5,260)	(28,614)

Net increase (decrease) in Class B trust shares outstanding	31,871	(28,279)	(7,549)	(55,550)	(4,712)	(27,515)

88	See notes to financial statements	89

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	OREGON		PENNSYLVANIA		VIRGINIA
Year Ended December 31	2012	2011	2012	2011	2012	2011

Increase (Decrease) in Net Assets From Operations
Net investment income	$1,650,962	$1,628,540	$1,456,198	$1,619,528	$1,315,222	$1,322,814
Net realized gain (loss) on investments and swap agreements	86,075	(202,617)	56,568	51,986	(25,058)	(40,130)
Net unrealized appreciation of investments	1,447,064	3,348,973	1,369,107	2,284,934	957,705	2,055,505

Net increase in net assets resulting
from operations	3,184,101	4,774,896	2,881,873	3,956,448	2,247,869	3,338,189

Distributions to Shareholders
Net investment income – Class A	(1,629,688)	(1,624,666)	(1,510,371)	(1,606,370)	(1,335,195)	(1,307,546)
Net investment income – Class B	(14,709)	(21,811)	(16,101)	(26,365)	(10,392)	(13,911)
Net realized gains – Class A	—	—	(44,778)	—	—	—
Net realized gains – Class B	—	—	(488)	—	—	—

Total distributions	(1,644,397)	(1,646,477)	(1,571,738)	(1,632,735)	(1,345,587)	(1,321,457)

Trust Share Transactions *
Class A:
Proceeds from shares sold	8,738,158	6,722,732	4,036,975	2,543,292	5,651,397	3,404,511
Reinvestment of distributions	1,312,469	1,330,926	930,168	960,862	909,624	909,660
Cost of shares redeemed	(4,644,846)	(6,908,977)	(3,652,053)	(6,783,990)	(2,531,054)	(4,574,674)

	5,405,781	1,144,681	1,315,090	(3,279,836)	4,029,967	(260,503)

Class B:
Proceeds from shares sold	2,972	1,999	74,609	25,459	5,695	3,156
Reinvestment of distributions	13,833	20,105	14,235	21,957	7,492	10,305
Cost of shares redeemed	(106,032)	(400,898)	(248,486)	(471,412)	(152,266)	(163,270)

	(89,227)	(378,794)	(159,642)	(423,996)	(139,079)	(149,809)

Net increase (decrease) from trust share transactions	5,316,554	765,887	1,155,448	(3,703,832)	3,890,888	(410,312)

Net increase (decrease) in net assets	6,856,258	3,894,306	2,465,583	(1,380,119)	4,793,170	1,606,420

Net Assets
Beginning of year	47,585,758	43,691,452	38,181,837	39,561,956	36,663,720	35,057,300

End of year †	$54,442,016	$47,585,758	$40,647,420	$38,181,837	$41,456,890	$36,663,720

†Includes undistributed net investment income of	$13,706	$7,141	$3,215	$73,501	$15,984	$46,349

*Trust Shares Issued and Redeemed
Class A:
Sold	613,716	507,568	294,570	199,585	413,792	262,558
Issued for distributions reinvested	91,918	100,340	67,772	74,747	66,409	70,123
Redeemed	(325,472)	(524,352)	(266,494)	(526,842)	(185,045)	(357,052)

Net increase (decrease) in Class A trust shares outstanding	380,162	83,556	95,848	(252,510)	295,156	(24,371)

Class B:
Sold	207	155	5,464	2,024	417	243
Issued for distributions reinvested	971	1,521	1,039	1,710	549	797
Redeemed	(7,505)	(30,923)	(18,256)	(36,742)	(11,099)	(12,780)

Net decrease in Class B trust shares outstanding	(6,327)	(29,247)	(11,753)	(33,008)	(10,133)	(11,740)

90	See notes to financial statements	91

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2012

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Income Fund (formerly Tax Exempt Fund), Tax Exempt Opportunities Fund (formerly Tax Exempt Fund II) and the Single State Tax Exempt Funds, comprising the Cali-fornia, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). The Trust’s Board of Trustees (“the Board”) has approved changes recommended by management to the policies of certain Funds. Specifically, effective May 26, 2009, for the Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds and effective February 1, 2010, for Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California and New York Funds, the policy of investing in insured securities was eliminated and the name of each Fund was changed to remove the word “Insured”. Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Board. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

92

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

93

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2012

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of December 31, 2012:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*
Tax Exempt Income	—	$711,086,194	—
Tax Exempt Opportunities	—	295,928,411	—
California	—	46,616,668	—
Connecticut	—	36,333,022	—
Massachusetts	—	24,693,979	—
Michigan	—	23,043,665	—
Minnesota	—	24,304,343	—
New Jersey	—	56,924,079	—
New York	—	170,402,174	—
North Carolina	—	27,154,821	—
Ohio	—	24,046,232	—
Oregon	—	53,394,890	—
Pennsylvania	—	39,999,105	—
Virginia	—	40,772,571	—

Investments in Short-Term Tax Exempt Investments:
Tax Exempt Income	—	$ 3,480,000	—

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds during the year ended December 31, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes — It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

94

At December 31, 2012, capital loss carryovers were as follows:

		Year Capital Loss		Not Subject
		Carryovers Expire		to Expiration
Fund	Total	2015	2017	Short-Term	Long-Term
Tax Exempt Income	$5,340,878	$—	$—	$5,186,213	$154,665
California	388,550	—	—	259,953	128,597
Minnesota	141,883	24,765	—	101,643	15,475
New York	1,528,895	—	634,149	757,994	136,752
North Carolina	43,782	—	—	—	43,782
Oregon	129,484	—	—	129,484	—
Virginia	409,694	—	289,555	107,006	13,133

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011, or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation—Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which is based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

95

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2012

E. Security Transactions and Investment Income—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. The Bank of New York Mellon, custodian of the Funds, may provide credits against custodian charges based on uninvested cash balances of the Funds. For the year ended December 31, 2012, the Funds did not receive any credits. The Funds reduced expenses through brokerage service arrangements. For the year ended December 31, 2012, the Funds’ expense reduction under these arrangements amounted to $6,274.

F. Derivatives—The Funds may invest in derivatives such as futures contracts (“futures contracts”), options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The

96

Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ adviser, First Investors Management Company, Inc. (“FIMCO”) to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the year ended December 31, 2012, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

97

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2012

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the year ended December 31, 2012, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. At December 31, 2012, the Funds had no outstanding investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly

98

specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the year ended December 31, 2012, the Funds had no investments in MMD Rate Locks.

For the year ended December 31, 2012, the effect of derivative instruments in the Statements of Operations is as follows:

Net Realized
Loss on Swap
Fund	Agreements
Tax Exempt Income	$(1,862,333)
Tax Exempt Opportunities	(654,333)
California	(95,633)
Connecticut	(90,600)
Massachusetts	(65,434)
Michigan	(55,367)
Minnesota	(50,333)
New Jersey	(135,900)
New York	(402,666)
North Carolina	(65,433)
Oregon	(125,834)
Pennsylvania	(95,634)
Virginia	(75,500)

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The Class A and Class B shares sold by the Funds have a public offering price that reflects different sales charges and

99

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2012

expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. On December 13, 2012, the Board designated two additional classes of shares, Advisor Class shares and Institutional Class shares. These two new classes of shares are not currently offered.

3. Concentration of Credit Risk— The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

4. Security Transactions—For the year ended December 31, 2012, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

	Securities

	Cost of	Proceeds
Fund	Purchases	of Sales
Tax Exempt Income	$74,019,419	$83,331,321
Tax Exempt Opportunities	285,695,191	230,620,129
California	20,250,651	10,509,173
Connecticut	9,245,983	8,370,096
Massachusetts	11,165,066	12,606,889
Michigan	6,524,345	6,335,771
Minnesota	1,139,673	1,202,613
New Jersey	15,362,302	13,449,946
New York	51,148,803	44,121,156
North Carolina	7,271,645	6,428,367
Ohio	6,920,345	6,634,799
Oregon	11,798,936	7,135,029
Pennsylvania	13,729,680	13,051,804
Virginia	11,469,850	7,534,421

100

At December 31, 2012, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Tax Exempt Income	$619,538,385	$95,251,904	$224,095	$95,027,809
Tax Exempt Opportunities	268,675,111	28,033,850	780,550	27,253,300
California	41,997,220	4,663,525	44,077	4,619,448
Connecticut	32,844,867	3,491,392	3,237	3,488,155
Massachusetts	21,977,172	2,720,399	3,592	2,716,807
Michigan	20,140,222	2,903,443	—	2,903,443
Minnesota	21,584,971	2,719,372	—	2,719,372
New Jersey	50,450,815	6,504,967	31,703	6,473,264
New York	150,468,605	19,947,656	14,087	19,933,569
North Carolina	23,986,908	3,191,643	23,730	3,167,913
Ohio	21,744,578	2,330,114	28,460	2,301,654
Oregon	47,743,183	5,676,912	25,205	5,651,707
Pennsylvania	35,180,927	4,823,798	5,620	4,818,178
Virginia	36,923,342	3,869,335	20,106	3,849,229

5. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of the Trust’s investment adviser, First Investors Management Company, Inc. (“FIMCO”), its underwriter, First Investors Corporation (“FIC”) and/or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2012, total trustees fees accrued by the Funds amounted to $81,968.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the year ended December 31, 2012, FIMCO has voluntarily waived advisory fees in excess of .55% for each Fund. For the year ended December 31, 2012, advisory fees accrued by the Funds to FIMCO were $9,210,919 of which $727,017 was waived as noted above.

For the year ended December 31, 2012, FIC, as underwriter, received $5,383,543 in commissions from the sale of shares of the Funds after allowing $683,598 to other dealers. Shareholder servicing costs included $819,635 in transfer agent fees accrued to ADM.

101

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2012

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2012, total distribution plan fees accrued to FIC by the Funds amounted to $4,711,095.

6. Tax Components of Capital and Distributions to Shareholders—The tax character of distributions declared for the years ended December 31, 2012 and December 31, 2011 were as follows:

	Year Ended December 31, 2012				Year Ended December 31, 2011
	Distributions Declared from				Distributions Declared from
			Long-Term				Long-Term
	Tax-Exempt	Ordinary	Capital		Tax-Exempt	Ordinary	Capital
Fund	Income	Income	Gain	Total	Income	Income	Gain	Total
Tax Exempt
Income	$28,998,821	$ 32,893	$ —	$29,031,714	$30,201,296	$48,173	$—	$30,249,469
Tax Exempt
Opportunities	8,388,021	396,550	560,361	9,344,932	7,935,682	10,496	—	7,946,178
California	1,453,914	915	—	1,454,829	1,349,001	566	—	1,349,567
Connecticut	1,208,128	11,091	227,067	1,446,286	1,297,988	964	—	1,298,952
Massachusetts	871,595	191	138,460	1,010,246	966,189	305	—	966,494
Michigan	819,801	1,363	61,076	882,240	925,068	1,305	41,170	967,543
Minnesota	832,349	96	—	832,445	833,147	116	—	833,263
New Jersey	2,126,789	24,084	83,711	2,234,584	2,148,883	579	—	2,149,462
New York	6,312,965	6,242	—	6,319,207	6,249,952	9,375	—	6,259,327
North Carolina	968,518	489	—	969,007	940,401	631	—	941,032
Ohio	867,688	14,490	—	882,178	900,746	935	—	901,681
Oregon	1,641,816	2,581	—	1,644,397	1,643,878	2,599	—	1,646,477
Pennsylvania	1,523,034	13,541	35,163	1,571,738	1,632,620	115	—	1,632,735
Virginia	1,343,705	1,882	—	1,345,587	1,319,873	1,584	—	1,321,457

102

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Tax-Exempt	Taxable	Undistributed	Capital	Other		Total
	Ordinary	Ordinary	Capital	Loss	Accumulated	Unrealized	Distributable
Fund	Income	Income	Gains	Carryover	Losses*	Appreciation	Earnings**
Tax Exempt Income	$84,165	$ —	$—	$(5,340,878)	$—	$95,027,809	$89,771,096
Tax Exempt
Opportunities	25,919	—	—	—	—	27,253,300	27,279,219
California	2,285	—	—	(388,550)	—	4,619,448	4,233,183
Connecticut	18,429	—	8	—	—	3,488,155	3,506,592
Massachusetts	32,905	—	—	—	—	2,716,807	2,749,712
Michigan	10,411	—	3,546	—	—	2,903,443	2,917,400
Minnesota	10,754	—	—	(141,883)	—	2,719,372	2,588,243
New Jersey	11,986	—	—	—	—	6,473,264	6,485,250
New York	5,044	—	—	(1,528,895)	(13,001)	19,933,569	18,396,717
North Carolina	6,783	—	—	(43,782)	(4,501)	3,167,913	3,126,413
Ohio	232	619	—	—	(624)	2,301,654	2,301,881
Oregon	13,706	—	—	(129,484)	—	5,651,707	5,535,929
Pennsylvania	3,215	—	—	—	—	4,818,178	4,821,393
Virginia	15,984	—	—	(409,694)	—	3,849,229	3,455,519

*Other accumulated losses consist of late loss deferrals and post-October loss deferrals.

**Differences between book distributable earnings and tax distributable earnings consist primarily of post-October losses and amortization of bond premium and discounts.

For the year ended December 31, 2012, the following reclassifications were made to reflect permanent differences between book reporting and tax reporting:

		Accumulated
	Undistributed	Capital
Fund	Ordinary Income	Gains
Tax Exempt Opportunities	$(65)	$65
New Jersey	(12)	12
Pennsylvania	(12)	12

7. New Accounting Pronouncements—In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 relates to disclosures about offsetting assets and liabilities. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and

103

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2012

interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

8. Subsequent Events—Subsequent events occurring after December 31, 2012, have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

9. Name Changes—Effective September 4, 2012, the names of the First Investors Tax Exempt Fund and the First Investors Tax Exempt Fund II were changed to First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund, respectively. No changes were made to their objectives, principal investment strategies or risks as described in the prospectus and applicable summary prospectuses. The purpose of changing the names of the Funds is to reflect the differences in their investment objectives.

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105

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
TAX EXEMPT INCOME FUND†
Class A
2008	$ 9.77	$.417	$(.488)	$(.071)	$.413	$.006	$.419	$ 9.28	(.73)%	$678,260.96%		.96%	4.38%	1.02%	4.32%	50%
2009	9.28	.423	.523	.946	.426	—	.426	9.80	10.36	715,079.96		.96	4.40	1.02	4.34	26
2010	9.80	.424	(.346)	.078	.426	.012	.438	9.44	.71	686,589.96		.96	4.30	1.00	4.26	18
2011	9.44	.421	.530	.951	.421	—	.421	9.97	10.32	706,877.96		.96	4.37	1.01	4.32	15
2012	9.97	.408	.304	.712	.412	—	.412	10.27	7.23	723,256.95		.96	3.99	1.00	3.94	10
Class B
2008	9.75	.351	(.483)	(.132)	.342	.006	.348	9.27	(1.36)	6,981	1.66	1.66	3.68	1.72	3.62	50
2009	9.27	.359	.507	.866	.356	—	.356	9.78	9.47	6,338	1.66	1.66	3.70	1.72	3.64	26
2010	9.78	.364	(.346)	.018	.356	.012	.368	9.43	.11	4,081	1.66	1.66	3.60	1.70	3.56	18
2011	9.43	.382	.490	.872	.352	—	.352	9.95	9.43	2,157	1.66	1.66	3.67	1.71	3.62	15
2012	9.95	.358	.294	.652	.342	—	.342	10.26	6.62	1,610	1.65	1.66	3.29	1.70	3.24	10
TAX EXEMPT OPPORTUNITIES FUND††
Class A
2008	$15.23	$.551	$(.702)	$(.151)	$.539	$ —	$.539	$14.54	(.98)%	$125,623	1.00%	1.01%	3.72%	1.08%	3.65%	146%
2009	14.54	.597	1.414	2.011	.591	—	.591	15.96	14.02	174,905	1.00	1.00	3.89	1.07	3.82	110
2010	15.96	.604	(.483)	.121	.616	.285	.901	15.18	.67	192,875	1.01	1.01	3.75	1.06	3.70	107
2011	15.18	.604	1.143	1.747	.607	—	.607	16.32	11.76	221,961	1.01	1.01	3.87	1.06	3.82	91
2012	16.32	.541	.901	1.442	.547	.055	.602	17.16	8.92	294,784	1.00	1.00	3.17	1.05	3.12	90
Class B
2008	15.23	.455	(.712)	(.257)	.433	—	.433	14.54	(1.69)	8,433	1.70	1.71	3.02	1.78	2.95	146
2009	14.54	.498	1.410	1.908	.488	—	.488	15.96	13.27	8,436	1.70	1.70	3.19	1.77	3.12	110
2010	15.96	.511	(.503)	.008	.513	.285	.798	15.17	(.04)	5,860	1.71	1.71	3.05	1.76	3.00	107
2011	15.17	.515	1.127	1.642	.502	—	.502	16.31	11.03	4,458	1.71	1.71	3.17	1.76	3.12	91
2012	16.31	.428	.888	1.316	.441	.055	.496	17.13	8.14	4,220	1.70	1.70	2.47	1.75	2.42	90
SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA FUND
Class A
2008	$11.98	$.476	$(.882)	$(.406)	$.475	$.009	$.484	$11.09	(3.46)%	$ 25,264.85%		.86%	4.09%	1.08%	3.87%	65%
2009	11.09	.475	1.015	1.490	.480	—	.480	12.10	13.62	29,206	1.01	1.01	4.04	1.08	3.97	60
2010	12.10	.479	(.408)	.071	.480	.021	.501	11.67	.50	31,423	1.03	1.03	3.94	1.08	3.89	42
2011	11.67	.476	.704	1.180	.480	—	.480	12.37	10.35	35,628	1.04	1.04	4.00	1.09	3.95	20
2012	12.37	.449	.595	1.044	.454	—	.454	12.96	8.53	47,811	1.01	1.01	3.49	1.06	3.44	26
Class B
2008	11.99	.410	(.909)	(.499)	.392	.009	.401	11.09	(4.23)	953	1.55	1.56	3.39	1.78	3.17	65
2009	11.09	.392	1.025	1.417	.397	—	.397	12.11	12.92	1,089	1.71	1.71	3.34	1.78	3.27	60
2010	12.11	.426	(.438)	(.012)	.397	.021	.418	11.68	(.18)	675	1.73	1.73	3.24	1.78	3.19	42
2011	11.68	.537	.550	1.087	.397	—	.397	12.37	9.49	269	1.74	1.74	3.30	1.79	3.25	20
2012	12.37	.362	.589	.951	.371	—	.371	12.95	7.75	279	1.71	1.71	2.79	1.76	2.74	26

106	107

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
CONNECTICUT FUND
Class A
2008	$13.09	$.499	$(.766)	$(.267)	$.493	$ —	$.493	$12.33	(2.08)%	$33,740.90%		.91%	3.90%	1.08%	3.73%	55%
2009	12.33	.505	1.062	1.567	.507	—	.507	13.39	12.88	36,229	1.01	1.01	3.87	1.08	3.80	20
2010	13.39	.502	(.465)	.037	.507	—	.507	12.92	.20	33,912	1.02	1.02	3.74	1.07	3.69	15
2011	12.92	.500	.822	1.322	.502	—	.502	13.74	10.45	34,671	1.02	1.02	3.78	1.07	3.73	30
2012	13.74	.472	.423	.895	.473	.092	.565	14.07	6.58	35,957	1.00	1.00	3.35	1.05	3.30	24
Class B
2008	13.07	.408	(.759)	(.351)	.399	—	.399	12.32	(2.72)	1,885	1.60	1.61	3.20	1.78	3.03	55
2009	12.32	.415	1.048	1.463	.413	—	.413	13.37	12.00	1,557	1.71	1.71	3.17	1.78	3.10	20
2010	13.37	.411	(.470)	(.059)	.411	—	.411	12.90	(.52)	888	1.72	1.72	3.04	1.77	2.99	15
2011	12.90	.411	.823	1.234	.404	—	.404	13.73	9.73	689	1.72	1.72	3.08	1.77	3.03	30
2012	13.73	.372	.416	.788	.376	.092	.468	14.05	5.78	764	1.70	1.70	2.65	1.75	2.60	24
MASSACHUSETTS FUND
Class A
2008	$11.57	$.463	$(.789)	$(.326)	$.468	$.006	$.474	$10.77	(2.90)%	$22,642.75%		.76%	4.13%	1.11%	3.78%	39%
2009	10.77	.453	.921	1.374	.444	—	.444	11.70	12.94	24,776	1.03	1.03	3.97	1.10	3.90	42
2010	11.70	.456	(.406)	.050	.450	—	.450	11.30	.35	24,258	1.05	1.05	3.88	1.10	3.83	20
2011	11.30	.446	.786	1.232	.452	—	.452	12.08	11.15	25,190	1.05	1.05	3.84	1.10	3.79	37
2012	12.08	.418	.426	.844	.418	.066	.484	12.44	7.05	25,802	1.04	1.04	3.36	1.09	3.31	44
Class B
2008	11.58	.388	(.793)	(.405)	.389	.006	.395	10.78	(3.57)	1,485	1.45	1.46	3.43	1.81	3.08	39
2009	10.78	.388	.907	1.295	.365	—	.365	11.71	12.15	1,177	1.73	1.73	3.27	1.80	3.20	42
2010	11.71	.412	(.450)	(.038)	.372	—	.372	11.30	(.41)	697	1.75	1.75	3.18	1.80	3.13	20
2011	11.30	.441	.713	1.154	.374	—	.374	12.08	10.40	418	1.75	1.75	3.14	1.80	3.09	37
2012	12.08	.374	.372	.746	.340	.066	.406	12.42	6.22	337	1.74	1.74	2.66	1.79	2.61	44
MICHIGAN FUND
Class A
2008	$12.07	$.479	$(.641)	$(.162)	$.478	$ —	$.478	$11.43	(1.35)%	$28,056.90%		.91%	4.08%	1.10%	3.89%	31%
2009	11.43	.480	.696	1.176	.486	—	.486	12.12	10.46	27,142	1.03	1.03	4.04	1.10	3.97	31
2010	12.12	.479	(.340)	.139	.486	.123	.609	11.65	1.07	25,111	1.04	1.04	3.92	1.09	3.87	36
2011	11.65	.474	.826	1.300	.477	.023	.500	12.45	11.40	22,340	1.07	1.07	3.96	1.12	3.91	25
2012	12.45	.452	.439	.891	.448	.033	.481	12.86	7.24	23,453	1.05	1.05	3.54	1.10	3.49	28
Class B
2008	12.05	.399	(.637)	(.238)	.392	—	.392	11.42	(1.99)	1,473	1.60	1.61	3.38	1.80	3.19	31
2009	11.42	.406	.686	1.092	.402	—	.402	12.11	9.69	823	1.73	1.73	3.34	1.80	3.27	31
2010	12.11	.399	(.344)	.055	.402	.123	.525	11.64	.38	504	1.74	1.74	3.22	1.79	3.17	36
2011	11.64	.401	.805	1.206	.393	.023	.416	12.43	10.55	254	1.77	1.77	3.26	1.82	3.21	25
2012	12.43	.362	.445	.807	.364	.033	.397	12.84	6.55	259	1.75	1.75	2.84	1.80	2.79	28

108	109

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A
				Less Distributions										Ratio to Average Net
		Investment Operations		from							Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
MINNESOTA FUND
Class A
2008	$11.74	$.457	$(.400)	$ .057	$.457	—	$.457	$11.34	.53%	$ 19,104.67%		.68%	4.00%	1.11%	3.57%	25%
2009	11.34	.426	.712	1.138	.418	—	.418	12.06	10.16	21,211	1.05	1.05	3.60	1.12	3.53	22
2010	12.06	.440	(.356)	.084	.434	—	.434	11.71	.63	21,784	1.05	1.05	3.63	1.10	3.58	30
2011	11.71	.441	.793	1.234	.444	—	.444	12.50	10.74	23,571	1.04	1.04	3.66	1.09	3.61	11
2012	12.50	.429	.391	.820	.440	—	.440	12.88	6.63	24,579	1.03	1.03	3.35	1.08	3.30	5
Class B
2008	11.75	.395	(.417)	(.022)	.378	—	.378	11.35	(.16)	319	1.37	1.38	3.30	1.81	2.87	25
2009	11.35	.354	.695	1.049	.339	—	.339	12.06	9.33	276	1.75	1.75	2.90	1.82	2.83	22
2010	12.06	.412	(.406)	.006	.356	—	.356	11.71	(.02)	144	1.75	1.75	2.93	1.80	2.88	30
2011	11.71	.504	.642	1.146	.366	—	.366	12.49	9.94	67	1.74	1.74	2.96	1.79	2.91	11
2012	12.49	.311	.421	.732	.362	—	.362	12.86	5.91	79	1.73	1.73	2.65	1.78	2.60	5
NEW JERSEY FUND
Class A
2008	$12.63	$.484	$(.599)	$(.115)	$.484	$.011	$.495	$12.02	(.92)%	$ 48,137.95%		.96%	3.90%	1.08%	3.78%	37%
2009	12.02	.508	.990	1.498	.498	—	.498	13.02	12.63	52,592.99		.99	4.00	1.06	3.93	40
2010	13.02	.521	(.453)	.068	.518	—	.518	12.57	.44	52,542.99		.99	3.99	1.04	3.94	21
2011	12.57	.523	.779	1.302	.522	—	.522	13.35	10.60	53,470.99		.99	4.07	1.04	4.02	12
2012	13.35	.497	.366	.863	.517	.026	.543	13.67	6.52	56,669.98		.98	3.63	1.03	3.58	24
Class B
2008	12.62	.406	(.515)	(.109)	.394	.107	.501	12.01	(1.64)	2,616	1.65	1.66	3.20	1.78	3.08	37
2009	12.01	.437	.982	1.419	.409	—	.409	13.02	11.94	1,727	1.69	1.69	3.30	1.76	3.23	40
2010	13.02	.448	(.479)	(.031)	.429	—	.429	12.56	(.31)	1,285	1.69	1.69	3.29	1.74	3.24	21
2011	12.56	.490	.723	1.213	.433	—	.433	13.34	9.85	779	1.69	1.69	3.37	1.74	3.32	12
2012	13.34	.398	.366	.764	.428	.026	.454	13.65	5.77	813	1.68	1.68	2.93	1.73	2.88	24
NEW YORK FUND
Class A
2008	$14.19	$.543	$(.742)	$(.199)	$.541	—	$.541	$13.45	(1.42)%	$138,706.97%		.97%	3.93%	1.04%	3.86%	42%
2009	13.45	.578	.949	1.527	.567	—	.567	14.41	11.52	149,941.96		.96	4.10	1.03	4.03	38
2010	14.41	.576	(.450)	.126	.576	—	.576	13.96	.79	149,798.97		.97	3.97	1.02	3.92	29
2011	13.96	.579	.860	1.439	.579	—	.579	14.82	10.54	159,525.97		.97	4.05	1.02	4.00	25
2012	14.82	.556	.405	.961	.571	—	.571	15.21	6.55	171,448.96		.97	3.66	1.02	3.61	26
Class B
2008	14.18	.443	(.744)	(.301)	.439	—	.439	13.44	(2.15)	3,092	1.67	1.67	3.23	1.74	3.16	42
2009	13.44	.481	.944	1.425	.465	—	.465	14.40	10.73	2,382	1.66	1.66	3.40	1.73	3.33	38
2010	14.40	.481	(.447)	.034	.474	—	.474	13.96	.16	1,453	1.67	1.67	3.27	1.72	3.22	29
2011	13.96	.487	.840	1.327	.477	—	.477	14.81	9.68	1,123	1.67	1.67	3.35	1.72	3.30	25
2012	14.81	.445	.414	.859	.469	—	.469	15.20	5.84	1,638	1.66	1.67	2.96	1.72	2.91	26

110	111

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A
				Less Distributions										Ratio to Average Net
		Investment Operations		from							Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
NORTH CAROLINA FUND
Class A
2008	$13.12	$.511	$(.601)	$ (.090)	$.506	$.004	$.510	$12.52	(.67)%	$22,817.75%		.76%	4.00%	1.09%	3.67%	46%
2009	12.52	.513	1.001	1.514	.514	—	.514	13.52	12.28	24,580	1.02	1.02	3.90	1.09	3.83	71
2010	13.52	.520	(.408)	.112	.519	.013	.532	13.10	.74	23,224	1.03	1.03	3.80	1.08	3.75	18
2011	13.10	.524	.898	1.422	.522	—	.522	14.00	11.08	25,331	1.02	1.02	3.89	1.07	3.84	21
2012	14.00	.503	.415	.918	.518	—	.518	14.40	6.63	27,039	1.01	1.01	3.51	1.06	3.46	24
Class B
2008	13.11	.421	(.597)	(.176)	.410	.004	.414	12.52	(1.34)	2,255	1.45	1.46	3.30	1.79	2.97	46
2009	12.52	.421	1.007	1.428	.418	—	.418	13.53	11.55	2,217	1.72	1.72	3.20	1.79	3.13	71
2010	13.53	.428	(.422)	.006	.423	.013	.436	13.10	(.04)	1,212	1.73	1.73	3.10	1.78	3.05	18
2011	13.10	.448	.888	1.336	.426	—	.426	14.01	10.37	518	1.72	1.72	3.19	1.77	3.14	21
2012	14.01	.410	.402	.812	.422	—	.422	14.40	5.84	424	1.71	1.71	2.81	1.76	2.76	24
OHIO FUND
Class A
2008	$12.30	$.492	$(.483)	$ .009	$.487	$.022	$.509	$11.80	.11%	$22,189.75%		.76%	4.10%	1.10%	3.76%	46%
2009	11.80	.483	.719	1.202	.484	.048	.532	12.47	10.33	22,635	1.03	1.03	3.93	1.10	3.86	42
2010	12.47	.484	(.369)	.115	.488	.017	.505	12.08	.84	23,079	1.04	1.04	3.85	1.09	3.80	30
2011	12.08	.486	.599	1.085	.485	—	.485	12.68	9.18	23,155	1.04	1.04	3.95	1.09	3.90	35
2012	12.68	.464	.330	.794	.467	.007	.474	13.00	6.32	24,132	1.03	1.03	3.57	1.08	3.52	28
Class B
2008	12.31	.411	(.487)	(.076)	.402	.022	.424	11.81	(.60)	1,565	1.45	1.46	3.40	1.80	3.06	46
2009	11.81	.402	.717	1.119	.401	.048	.449	12.48	9.58	1,106	1.73	1.73	3.23	1.80	3.16	42
2010	12.48	.406	(.374)	.032	.405	.017	.422	12.09	.18	566	1.74	1.74	3.15	1.79	3.10	30
2011	12.09	.422	.570	.992	.402	—	.402	12.68	8.36	245	1.74	1.74	3.25	1.79	3.20	35
2012	12.68	.382	.319	.701	.384	.007	.391	12.99	5.57	190	1.73	1.73	2.87	1.78	2.82	28
OREGON FUND
Class A
2008	$12.86	$.474	$(.635)	$ (.161)	$.469	$ —	$.469	$12.23	(1.26)%	$35,975.90%		.91%	3.79%	1.09%	3.61%	44%
2009	12.23	.482	1.079	1.561	.481	—	.481	13.31	12.91	39,182	1.01	1.01	3.71	1.08	3.64	35
2010	13.31	.485	(.397)	.088	.487	.021	.508	12.89	.58	42,724	1.02	1.02	3.61	1.07	3.56	16
2011	12.89	.483	.935	1.418	.488	—	.488	13.82	11.24	46,952	1.01	1.01	3.65	1.06	3.60	26
2012	13.82	.455	.439	.894	.454	—	.454	14.26	6.51	53,879	1.00	1.00	3.19	1.05	3.14	14
Class B
2008	12.83	.386	(.629)	(.243)	.377	—	.377	12.21	(1.91)	1,668	1.60	1.61	3.09	1.79	2.91	44
2009	12.21	.392	1.076	1.468	.388	—	.388	13.29	12.14	1,413	1.71	1.71	3.01	1.78	2.94	35
2010	13.29	.393	(.397)	(.004)	.395	.021	.416	12.87	(.11)	967	1.72	1.72	2.91	1.77	2.86	16
2011	12.87	.392	.924	1.316	.396	—	.396	13.79	10.39	633	1.71	1.71	2.95	1.76	2.90	26
2012	13.79	.355	.443	.798	.358	—	.358	14.23	5.81	563	1.70	1.70	2.49	1.75	2.44	14

112	113

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
PENNSYLVANIA FUND
Class A
2008	$12.72	$.502	$(.476)	$ .026	$.495	$.011	$.506	$12.24	.25%	$36,747.90%		.90%	4.04%	1.08%	3.86%	55%
2009	12.24	.525	.743	1.268	.518	—	.518	12.99	10.50	41,046	1.00	1.00	4.11	1.07	4.04	56
2010	12.99	.533	(.364)	.169	.531	.068	.599	12.56	1.24	38,601	1.01	1.01	4.07	1.06	4.02	46
2011	12.56	.534	.772	1.306	.536	—	.536	13.33	10.64	37,602	1.01	1.01	4.14	1.06	4.09	34
2012	13.33	.505	.490	.995	.530	.015	.545	13.78	7.56	40,210	1.01	1.01	3.69	1.06	3.64	33
Class B
2008	12.73	.420	(.481)	(.061)	.408	.011	.419	12.25	(.45)	1,968	1.60	1.60	3.34	1.78	3.16	55
2009	12.25	.465	.706	1.171	.431	—	.431	12.99	9.67	1,413	1.70	1.70	3.41	1.77	3.34	56
2010	12.99	.479	(.398)	.081	.443	.068	.511	12.56	.56	961	1.71	1.71	3.37	1.76	3.32	46
2011	12.56	.536	.673	1.209	.449	—	.449	13.32	9.81	580	1.71	1.71	3.44	1.76	3.39	34
2012	13.32	.484	.423	.907	.442	.015	.457	13.77	6.88	438	1.71	1.71	2.99	1.76	2.94	33
VIRGINIA FUND
Class A
2008	$12.76	$.482	$(.575)	$ (.093)	$.475	$.002	$.477	$12.19	(.72)%	$29,464.90%		.91%	3.87%	1.09%	3.69%	53%
2009	12.19	.482	.770	1.252	.482	—	.482	12.96	10.42	33,321	1.02	1.02	3.80	1.09	3.73	25
2010	12.96	.496	(.327)	.169	.489	—	.489	12.64	1.25	34,516	1.02	1.02	3.81	1.07	3.76	24
2011	12.64	.493	.759	1.252	.492	—	.492	13.40	10.11	36,247	1.01	1.01	3.80	1.06	3.75	34
2012	13.40	.453	.332	.785	.465	—	.465	13.72	5.92	41,169	1.01	1.01	3.32	1.06	3.27	19
Class B
2008	12.73	.394	(.569)	(.175)	.383	.002	.385	12.17	(1.37)	1,386	1.60	1.61	3.17	1.79	2.99	53
2009	12.17	.395	.758	1.153	.393	—	.393	12.93	9.59	1,176	1.72	1.72	3.10	1.79	3.03	25
2010	12.93	.419	(.342)	.077	.397	—	.397	12.61	.54	541	1.72	1.72	3.11	1.77	3.06	24
2011	12.61	.414	.746	1.160	.400	—	.400	13.37	9.35	417	1.71	1.71	3.10	1.76	3.05	34
2012	13.37	.374	.309	.683	.373	—	.373	13.68	5.15	288	1.71	1.71	2.62	1.76	2.57	19

*	Calculated without sales charges
**	Net of expenses waived or assumed by the investment adviser (Note 5)
†	Prior to September 4th, 2012, known as Tax Exempt Fund.
††	Prior to September 4th, 2012, known as Tax Exempt Fund II.
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).

114	See notes to financial statements	115

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of December 31, 2012, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of December 31, 2012, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period the ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 25, 2013

116

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers*

		Length of
		Time Served	Number of	Other
	Position	(including with	Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Predecessor	Fund Complex	Directorships
and Address	Funds	Funds)	Overseen	Held

	DISINTERESTED TRUSTEES

Susan E. Artmann (1954)	Trustee	Since 11/1/12	39	None
c/o First Investors
Legal Department
55 Broadway
New York, NY 10006

Principal Occupation During Past 5 Years:
Executive Vice President and Chief Financial Officer of HSBC Insurance North America (since 2012); Executive Vice
President and President (2008-2011) and Chief Financial Officer (2000-2008) of HSBC Taxpayer Financial Services.

Mary J. Barneby (1952)	Trustee	Since 11/1/12	39	None
c/o First Investors
Legal Department
55 Broadway
New York, NY 10006

Principal Occupation During Past 5 Years:
Chief Executive Officer, Girl Scouts of Connecticut (since October 2012); Executive Director of UBS Financial
Services, Inc. and Head of Stamford Private Wealth Office (2002-2012).

Charles R. Barton, III (1965)	Trustee	Since 1/1/06	39	None
c/o First Investors
Legal Department
55 Broadway
New York, NY 10006

Principal Occupation During Past 5 Years:
Chief Operating Officer (since 2007), Board Director (since 1989, currently Ex-Officio) and Trustee (since 1994)
of The Barton Group/Barton Mines Corporation (mining and industrial abrasives distribution); President of Noe
Pierson Corporation (land holding and management services provider) (since 2004).

Stefan L. Geiringer (1934)	Trustee	Since 1/1/06	39	None
c/o First Investors
Legal Department
55 Broadway
New York, NY 10006

Principal Occupation During Past 5 Years:
President of Caliqua Enterprises LLC (natural gas shipper) (since June 2012); President and owner of SLG Energy
LLC (energy consulting) (since 2010); Co-Founder and Senior Vice President of Real Time Energy Solutions,
Inc. (energy consulting) 2005-2010; President and owner of SLG, Inc. (natural gas shipper) (since 2003).

117

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers* (continued)

Length of
		Time Served	Number of	Other
	Position(s)	(Including with	Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Predecessor	Fund Complex	Directorships
and Address	Funds	Funds)	Overseen	Held

DISINTERESTED TRUSTEES (continued)

Robert M. Grohol (1932)	Trustee and	Trustee since	39	None
c/o First Investors	Chairman**	6/30/00 and
Legal Department		Chairman
55 Broadway		since 1/1/10.
New York, NY 10006		Retired effective
12/31/12
Principal Occupation During Past 5 Years:
None/Retired

Arthur M. Scutro, Jr. (1941)	Trustee and	Trustee since	39	None
c/o First Investors	Chairman**	1/1/06 and
Legal Department		Chairman since
55 Broadway		1/1/13
New York, NY 10006

Principal Occupation During Past 5 Years:
None/Retired

Mark R. Ward (1952)	Trustee	Since 1/1/10	39	None
c/o First Investors
Legal Department
55 Broadway
New York, NY 10006

Principal Occupation During Past 5 Years:
Self-employed, consultant (since 2008); Senior Partner, Ernst & Young, LLP, Leader, Mid-Atlantic Asset
Management Practice (2003-2007).

*Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.
**Effective January 1, 2013, Mr. Arthur M. Scutro, Jr. became Chairman of the Board. Mr. Robert M.
Grohol retired as Trustee and Chairman of the Board effective December 31, 2012.

118

Length of
		Time Served	Number of	Other
	Position(s)	(including with	Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Predecessor	Fund Complex	Directorships
and Address	Funds	Funds)	Overseen	Held

OFFICERS WHO ARE NOT TRUSTEES

Derek Burke (1963)	President	Since 2012	N/A	None
c/o First Investors
Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837

Principal Occupation During Past 5 Years:
Director (since 2012) and President (since 2011) of First Investors Management Company, Inc., and Admin-
istrative Data Management Corp.; Board of Managers and Chief Executive Officer of First Investors Advisory
Services, LLC (since 2012); Consultant, Burke Consulting (2010-2011); UBS - Managing Director, Co-Head of
Investment Solutions (2009-2010) and Managing Director, Head of Institutional, Retirement and Fund Services
(2004-2009).

William Lipkus (1964)	Vice President	Since 2012	N/A	None
c/o First Investors
Legal Department
55 Broadway
New York, NY 10006

Principal Occupation During Past 5 Years:
Chief Executive Officer (since 2012), President (since 2012), Treasurer (since 1999), Chief Financial Officer
(since 1997) and Chief Administrative Officer (since 2012) of First Investors Consolidated Corporation; Chair-
man (since 2012), Director (since 2007), Chief Financial Officer (since 1998) and Chief Administrative Officer
(since 2012) of First Investors Management Company, Inc.; Chairman (since 2012), Director (since 2012),
Treasurer (since 1999), Chief Financial Officer (since 1997) and Chief Administrative Officer (since 2012) of
Administrative Data Management Corp.; Vice President (since 1996), Treasurer (since 2008), Chief Financial
Officer (since 1998) and Chief Administrative Officer (since 2012) of First Investors Life Insurance Company;
and Board of Managers and Chief Financial Officer of First Investors Advisory Services, LLC (since 2012).

119

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers* (continued)

Length of
		Time Served	Number of	Other
	Position(s)	(including with	Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Predecessor	Fund Complex	Directorships
and Address	Funds	Funds)	Overseen	Held

OFFICERS WHO ARE NOT TRUSTEES (continued)

Joseph I. Benedek (1957)	Treasurer	Since 1988	N/A	None
c/o First Investors
Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837

Principal Occupation During Past 5 Years:
Treasurer of First Investors Management Company, Inc.

Mary Carty (1950)	Secretary	Since 2010	N/A	None
c/o First Investors
Legal Department
55 Broadway
New York, NY 10006

Principal Occupation During Past 5 Years:
General Counsel of First Investors Management Company, Inc. and various affiliated companies since
December 2012; Assistant Counsel of First Investors Management Company, Inc., (2010-2012). Special Counsel
and Associate at Willkie Farr & Gallagher LLP (1998-2009).

Marc S. Milgram (1957)	Chief	Since 2010	N/A	None
c/o First Investors	Compliance
Legal Department	Officer
55 Broadway
New York, NY 10006

Principal Occupation During Past 5 Years:
Investment Compliance Manager of First Investors Management Company, Inc., (2009-2010); First Investors
Federal Savings Bank, President (2000-2011), Treasurer (1987-2011) and Director (2004-2011); First Investors
Corporation, Vice President (2008-2009); Administrative Data Management Corp., Vice President (2008-2009);
and First Investors Name Saver, Inc. f/k/a/ School Financial Management Services, Inc., Treasurer since 1992 and Director (1992-2007).

120

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser
First Investors Management
Company, Inc.
55 Broadway
New York, NY 10006

Underwriter
First Investors Corporation
55 Broadway
New York, NY 10006

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

121

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

122

NOTES

123

NOTES

124

First Investors

55 Broadway
New York, NY 10006

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TEAR

Item 2. Code of Ethics

As of December 31, 2012, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

For the year ended December 31, 2012, there were no waivers granted from a provision of the code of ethics. On December 13, 2012 revisions were made to the code of ethics to (i) reflect the current membership of the Disclosure Committee, and (ii) designate Derek Burke as Principal Executive Officer of the Funds.

A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3. Audit Committee Financial Expert

During the reporting period the Registrant's Board determined that it had at least two "audit committee financial experts" serving on its audit committee. Arthur M. Scutro, Jr. and Mark R. Ward were the "audit committee financial experts" during all or part of the period and were considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

	Fiscal Year Ended
	December 31,
	-----------------
	2012	2011
	----	----
(a) Audit Fees
First Investors Tax Exempt Funds	$166,000	$166,000

(b) Audit-Related Fees
First Investors Tax Exempt Funds	$0	$0

(c) Tax Fees
First Investors Tax Exempt Funds	$ 55,400	$55,400

Nature of services: tax returns preparation and tax compliance

(d) All Other Fees
First Investors Tax Exempt Funds	$0	$0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee (a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the First Investors Funds (“Funds”) and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors’ specific representations as to their independence; (b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor; and (c) to pre-approve all non-audit services to be provided by the Funds’ independent auditor to the Funds’ investment adviser or to any entity that controls, is controlled by or is under common control with the Funds’ investment adviser and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. The Audit Committee has not adopted pre-approval policies or procedures to permit the services in (b) and (c) above to be pre-approved by other means.

(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2012 and 2011 were $49,500 and $47,500, respectively.

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Filed herewith

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/	DEREK BURKE
Derek Burke
President and Principal Executive Officer

Date:		March 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/	DEREK BURKE
Derek Burke
President and Principal Executive Officer

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:		March 8, 2013